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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 53.8%

Dividend Income 2.6%

Columbia Dividend Income Fund	207,511	$2,527,479

International 15.5%

Columbia Asia Pacific ex-Japan Fund	194,307	1,408,728
Columbia Emerging Markets Fund	317,536	2,664,130
Columbia European Equity Fund	667,071	3,315,340
Columbia Greater China Fund (a)	29,290	1,274,995
Columbia Multi-Advisor International Equity Fund	432,838	4,267,780
Columbia Overseas Value Fund (a)(b)	331,158	2,135,972
Total		15,066,945

U.S. Large Cap 25.1%

Columbia Contrarian Core Fund	356,972	4,537,108
Columbia Dividend Opportunity Fund	172,430	1,248,395
Columbia Energy and Natural Resources Fund	138,827	2,473,899
Columbia Large Cap Core Fund	331,061	3,843,615
Columbia Large Cap Growth Fund	211,988	4,530,187
Columbia Large Core Quantitative Fund	478,946	2,452,201
Columbia Large Value Quantitative Fund	225,440	1,442,819
Columbia Select Large Cap Growth Fund (a)	282,222	3,211,688
Columbia Select Large-Cap Value Fund	54,293	706,888
Total		24,446,800

U.S. Mid Cap 6.5%

Columbia Mid Cap Growth Fund (a)	153,190	3,590,778
Columbia Mid Cap Value Fund	240,548	2,723,004
Total		6,313,782

U.S. Small Cap 4.1%

Columbia Small Cap Growth Fund I (a)	24,452	649,928
Columbia Small Cap Growth Fund II (a)	85,382	864,067
Columbia Small Cap Value Fund I	41,514	1,584,588
Columbia Small Cap Value Fund II	76,473	870,266
Total		3,968,849

Total Equity Funds (Cost: $60,475,704)		$52,323,855

Fixed-Income Funds 33.2%

Emerging Markets 1.8%

Columbia Emerging Markets Bond Fund	162,460	1,756,188

	Shares	Value

Fixed-Income Funds (continued)

High Yield 4.7%

Columbia High Yield Bond Fund	1,771,042	$4,604,708

International 1.9%

Columbia International Bond Fund	161,193	1,795,693

Investment Grade 24.8%

Columbia Bond Fund	450,457	4,292,853
Columbia Corporate Income Fund	748,986	7,392,494
Columbia Limited Duration Credit Fund	373,175	3,668,315
Mortgage- and Asset- Backed Portfolio	389,999	3,728,391
Columbia U.S. Government Mortgage Fund	916,773	5,060,586
Total		24,142,639

Total Fixed-Income Funds (Cost: $32,363,185)		$32,299,228

Alternative Investments 10.9%

Columbia Absolute Return Currency and Income Fund(a)	342,116	3,400,634
Columbia Absolute Return Multi-Strategy Fund(a)	529,324	5,245,601
Columbia Convertible Securities Fund	149,896	1,957,638

Total Alternative Investments (Cost: $10,992,572)		$10,603,873

Money Market Fund 0.6%

BofA Cash Reserves, Capital Class, 0.070% (c)	530,985	530,985
Columbia Short-Term Cash Fund, 0.125% (c)(d)	19,100	19,100

Total Money Market Fund (Cost: $550,085)		$550,085

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.5%

U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	106,801	$109,808
07/15/13	1.875%	184,506	193,132
01/15/14	2.000%	195,626	207,674
01/15/15	1.625%	248,459	267,375
01/15/16	2.000%	199,192	221,391
07/15/17	2.625%	163,505	192,672
01/15/19	2.125%	210,448	245,113
01/15/21	1.125%	30,982	33,806
01/15/25	2.375%	365,546	451,549
04/15/29	3.875%	267,977	403,212

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)

02/15/40	2.125%	$88,845	$112,732

Total Inflation-Indexed Bonds (Cost: $2,272,183)			$2,438,464

Total Investments
(Cost: $106,653,729) (e)	$98,215,505(f)
Other Assets and Liabilities	(988,909)

Net Assets	$97,226,596

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding.

Underlying Fund	Percent of Shares Held
Columbia Overseas Value	6.68%

(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,315,839	$(1,296,739)	$—	$19,100	$395,720	$19,100

(e)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $106,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$548,000
Unrealized Depreciation	(8,986,000)
Net Unrealized Depreciation	$(8,438,000)

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Mutual Funds
Investments in Affiliated Funds	$95,226,956	$—	$—	$95,226,956
Affiliated Money Market Fund(c)	19,100	—	—	19,100
Unaffiliated Money Market Fund	530,985	—	—	530,985
Total Mutual Funds	95,777,041	—	—	95,777,041
Bonds
Inflation-Indexed Bonds	—	2,438,464	—	2,438,464

Total Bonds	—	2,438,464	—	2,438,464
Total	$95,777,041	$2,438,464	$—	$98,215,505

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Money Market Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 25.6%

Chariot Funding LLC
10/27/11	0.150%	$3,000,000	$2,999,675
Charta LLC
10/03/11	0.020%	2,100,000	2,099,997
Ciesco LLC
10/03/11	0.020%	3,000,000	2,999,995
FCAR Owner Trust Series I
10/07/11	0.170%	3,000,000	2,999,905
Fairway Finance Co. LLC
10/24/11	0.170%	3,000,000	2,999,674
Falcon Asset Securitization Co.
10/21/11	0.140%	3,000,000	2,999,750
Jupiter Securitization Co. LLC
10/14/11	0.140%	3,000,000	2,999,837
Thunder Bay Funding LLC
10/17/11	0.130%	3,000,000	2,999,813

Total Asset-Backed Commercial Paper (Cost: $23,098,646)			$23,098,646

Commercial Paper 24.9%

Banking 15.5%

Bank Of Nova Scotia Trust Co.
10/03/11	0.010%	2,999,998	2,999,998
Barclays U.S. Funding Corp.
10/03/11	0.050%	2,999,987	2,999,987
Canadian Imperial Holdings, Inc. (a)
10/06/11	0.030%	2,999,987	2,999,987
State Street Corp.
10/12/11	0.140%	2,999,863	2,999,863
Westpac Banking Corp. (b)
07/03/12	0.361%	2,000,000	2,000,000
Total			13,999,835

Life Insurance 4.4%

Metlife Short Term Fund (c)
11/01/11	0.190%	1,999,673	1,999,673
New York Life Capital Corp.
12/12/11	0.170%	1,999,320	1,999,320
Total			3,998,993

Pharmaceuticals 1.7%

Sanofi (a)(d)
12/15/11	0.220%	1,499,312	1,499,312

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)

Retailers 3.3%

Wal-mart Stores, Inc.
10/12/11	0.060%	$2,999,945	$2,999,945

Total Commercial Paper (Cost: $22,498,085)			$22,498,085

Certificates of Deposit 10.0%

Bank Of Montreal
10/07/11	0.030%	3,000,000	3,000,000
Royal Bank Of Canada (a)
10/03/11	0.010%	3,000,000	3,000,000
Toronto Dominion Bank Ltd.
10/05/11	0.100%	3,000,000	3,000,000

Total Certificates of Deposit (Cost: $9,000,000)			$9,000,000

U.S. Government & Agency Obligations 25.4%

Federal Home Loan Banks
11/16/11	0.020%	5,000,000	4,999,872
07/24/12	0.370%	1,000,000	1,000,000
09/05/12	0.200%	2,500,000	2,500,000
09/19/12	0.350%	1,500,000	1,500,000
09/21/12	0.425%	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.
11/02/11	0.010%	6,900,000	6,899,939
10/03/11	0.007%	5,000,000	4,999,998

Total U.S. Government & Agency Obligations (Cost: $22,899,809)			$22,899,809

U.S. Government-Insured Debt 3.3%

Straight-A Funding LLC U.S. Treasury Government Guaranty (e)
10/21/11	0.110%	3,000,000	2,999,817

Total U.S. Government-Insured Debt (Cost: $2,999,817)			$2,999,817

Repurchase Agreements 6.5%

Tri-party Barclays Bank PLC dated 9/30/11, matures 10/03/11, repurchase price $5,900,020 (collateralized by U.S. Treasury Notes) Total market value $5,900,106
	3.625%	5,900,000	$5,900,000

Total Repurchase Agreements (Cost: $5,900,000)			$5,900,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.9%

Car Loan 4.9%

AmeriCredit Automobile Receivables Trust Series 2011-4 Class A1 (b)
10/09/12	0.339%	$1,000,000	$1,000,000
Enterprise Fleet Financing LLC Series 2011-2 Class A1 (b)(c)
07/20/12	0.384%	1,094,489	1,094,489
SMART Trust Series 2011-1USA Class A1 (c)
03/14/12	0.432%	150,616	150,616

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)

Santander Drive Auto Receivables Trust Series 2011-1 Class A1
05/15/12	0.312%	$761,531	$761,531
Westlake Automobile Receivables Trust Series 2011-1A Class A1 (c)
05/15/12	0.391%	1,410,130	1,410,130
Total			4,416,766

Total Asset-Backed Securities - Non-Agency (Cost: $4,416,766)			$4,416,766

Total Investments
(Cost: $90,813,123) (f)			$90,813,123(g)
Other Assets & Liabilities, Net			(524,437)

Net Assets			$90,288,686

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $7,499,299 or 8.31% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $4,654,908 or 5.16% of net assets.

(d)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,499,312 or 1.66% of net assets.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(f)	Also represents the cost of securities for federal income tax purposes at September 30, 2011.
(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Short-Term Securities
Asset-Backed Commercial Paper	$—	$25,098,319	$—	$25,098,319
Commercial Paper	—	18,498,412	—	18,498,412
Certificates of Deposit	—	11,000,000	—	11,000,000
U.S. Government & Agency Obligations	—	22,899,809	—	22,899,809
U.S. Government-Insured Debt	—	2,999,817	—	2,999,817
Repurchase Agreements	—	5,900,000	—	5,900,000
Total Short-Term Securities	—	86,396,357	—	86,396,357

Bonds
Asset-Backed Securities - Non-Agency	—	4,416,766	—	4,416,766
Total Bonds	—	4,416,766	—	4,416,766
Total	$—	$90,813,123	$—	$90,813,123

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.9%

CONSUMER DISCRETIONARY 16.9%

Hotels, Restaurants & Leisure 5.1%

Chipotle Mexican Grill, Inc. (a)	434	$131,481
Las Vegas Sands Corp. (a)	3,150	120,771
Total		252,252

Internet & Catalog Retail 8.8%

Amazon.com, Inc. (a)	1,011	218,608
priceline.com, Inc. (a)	486	218,438
Total		437,046

Textiles, Apparel & Luxury Goods 3.0%

Lululemon Athletica, Inc. (a)	3,040	147,896
TOTAL CONSUMER DISCRETIONARY		837,194

CONSUMER STAPLES 6.8%

Food Products 3.6%

Green Mountain Coffee Roasters, Inc. (a)	1,920	178,445

Personal Products 3.2%

Estee Lauder Companies, Inc. (The), Class A	1,814	159,342
TOTAL CONSUMER STAPLES		337,787

ENERGY 5.7%

Energy Equipment & Services 3.5%

FMC Technologies, Inc. (a)	4,576	172,058

Oil, Gas & Consumable Fuels 2.2%

EOG Resources, Inc.	1,559	110,704
TOTAL ENERGY		282,762

FINANCIALS 5.6%

Capital Markets 3.2%

Franklin Resources, Inc.	1,663	159,049

Diversified Financial Services 2.4%

IntercontinentalExchange, Inc. (a)	1,000	118,260
TOTAL FINANCIALS		277,309

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 24.8%

Biotechnology 10.7%

Alexion Pharmaceuticals, Inc. (a)	2,004	$128,376
Biogen Idec, Inc. (a)	2,270	211,451
Celgene Corp. (a)	3,103	192,138
Total		531,965

Health Care Equipment & Supplies 3.4%

St. Jude Medical, Inc.	4,712	170,527

Health Care Providers & Services 3.2%

McKesson Corp.	2,180	158,486

Pharmaceuticals 7.5%

Allergan, Inc.	2,240	184,531
Novo Nordisk A/S, ADR (b)	1,859	185,008
Total		369,539
TOTAL HEALTH CARE		1,230,517

INDUSTRIALS 6.8%

Aerospace & Defense 3.5%

Precision Castparts Corp.	1,129	175,514

Air Freight & Logistics 3.3%

Expeditors International of Washington, Inc.	3,987	161,673
TOTAL INDUSTRIALS		337,187

INFORMATION TECHNOLOGY 34.3%

Communications Equipment 13.1%

Acme Packet, Inc. (a)	3,860	164,397
F5 Networks, Inc. (a)	2,329	165,475
Juniper Networks, Inc. (a)	7,430	128,242
QUALCOMM, Inc.	3,915	190,387
Total		648,501

Computers & Peripherals 3.8%

EMC Corp. (a)	9,152	192,100

Internet Software & Services 7.2%

Baidu, Inc., ADR (a)(b)	1,744	186,451
Google, Inc., Class A (a)	330	169,745
Total		356,196

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services 6.8%

Cognizant Technology Solutions Corp., Class A (a)	3,690	$231,363
Visa, Inc., Class A	1,230	105,436
Total		336,799

Software 3.4%

Salesforce.com, Inc. (a)	1,481	169,249
TOTAL INFORMATION TECHNOLOGY		1,702,845
Total Common Stocks (Cost: $4,924,318)		$5,005,601

	Shares	Value

Money Market Fund 0.4%

Columbia Short-Term Cash Fund, 0.125% (c)(d)	17,603	$17,603

Total Money Market Fund (Cost: $17,603)		$17,603

Total Investments
(Cost: $4,941,921) (e)		$5,023,204(f	)
Other Assets & Liabilities, Net		(63,160)

Net Assets		$4,960,044

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $371,459 or 7.49% of net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$642,234	$(624,631)	$—	$17,603	$24	$17,603

(e)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $4,942,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	478,000
Unrealized Depreciation	(397,000)
Net Unrealized Appreciation	81,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets (b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$837,194	$—	$—	$837,194
Consumer Staples	337,787	—	—	337,787
Energy	282,762	—	—	282,762
Financials	277,309	—	—	277,309
Health Care	1,230,517	—	—	1,230,517
Industrials	337,187	—	—	337,187
Information Technology	1,702,845	—	—	1,702,845
Total Equity Securities	5,005,601	—	—	5,005,601

Other
Affiliated Money Market Fund(c)	17,603	—	—	17,603
Total Other	17,603	—	—	17,603
Total	$5,023,204	$—	$—	$5,023,204

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%

CONSUMER DISCRETIONARY 10.5%

Diversified Consumer Services 0.7%

Lincoln Educational Services Corp. (a)	75,807	$613,279
Regis Corp. (a)	79,592	1,121,451
Total		1,734,730

Hotels, Restaurants & Leisure 1.5%

Benihana, Inc., Class A (b)	84,377	726,486
Bob Evans Farms, Inc.	47,681	1,359,862
PF Chang’s China Bistro, Inc. (a)	33,130	902,461
Red Robin Gourmet Burgers, Inc. (a)(b)	31,224	752,186
Total		3,740,995

Household Durables 0.9%

American Greetings Corp., Class A (a)	48,590	898,915
Cavco Industries, Inc. (a)(b)	23,080	794,875
CSS Industries, Inc.	41,802	697,258
Total		2,391,048

Specialty Retail 6.1%

Aaron’s, Inc. (a)	50,280	1,269,570
America’s Car-Mart, Inc. (a)(b)	25,069	727,502
Childrens Place Retail Stores, Inc. (The) (a)(b)	32,247	1,500,453
Finish Line, Inc., Class A (The)	80,280	1,604,797
Foot Locker, Inc.	39,140	786,323
GameStop Corp., Class A (a)(b)	47,286	1,092,307
hhgregg, Inc. (a)(b)	86,934	847,606
Men’s Wearhouse, Inc. (The) (a)	53,391	1,392,437
OfficeMax, Inc. (a)(b)	157,143	762,144
Pacific Sunwear of California, Inc. (a)(b)	316,076	379,291
RadioShack Corp. (a)	53,930	626,667
Rent-A-Center, Inc.	82,746	2,271,378
Shoe Carnival, Inc. (a)(b)	44,890	1,059,404
Stage Stores, Inc.	65,443	907,694
Total		15,227,573

Textiles, Apparel & Luxury Goods 1.3%

Jones Group, Inc. (The) (a)	150,990	1,390,618
Movado Group, Inc. (a)	76,515	931,953
Warnaco Group, Inc. (The) (b)	20,630	950,836
Total		3,273,407
TOTAL CONSUMER DISCRETIONARY		26,367,753

CONSUMER STAPLES 2.5%

Food & Staples Retailing 1.5%

Andersons, Inc. (The) (a)	36,320	1,222,531
Ruddick Corp.	37,000	1,442,630

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Spartan Stores, Inc. (a)	66,320	$1,026,634
Total		3,691,795

Food Products 1.0%

Chiquita Brands International, Inc. (a)(b)	124,580	1,038,997
Fresh Del Monte Produce, Inc. (d)	67,449	1,564,817
Total		2,603,814
TOTAL CONSUMER STAPLES		6,295,609

ENERGY 4.8%

Energy Equipment & Services 1.8%

Cal Dive International, Inc. (a)(b)	215,190	411,013
Gulf Island Fabrication, Inc. (a)	52,154	1,078,545
Matrix Service Co. (a)(b)	83,031	706,594
TGC Industries, Inc. (b)	139,029	611,728
Tidewater, Inc.	24,543	1,032,033
Union Drilling, Inc. (b)	140,252	659,184
Total		4,499,097

Oil, Gas & Consumable Fuels 3.0%

Bill Barrett Corp. (b)	40,490	1,467,357
Cloud Peak Energy, Inc. (a)(b)	69,870	1,184,296
Forest Oil Corp. (b)	47,660	686,304
James River Coal Co. (a)(b)	82,610	526,226
Nordic American Tankers Ltd. (a)(d)	68,260	962,466
Stone Energy Corp. (b)	41,192	667,722
Swift Energy Co. (b)	50,608	1,231,799
VAALCO Energy, Inc. (a)(b)	173,860	844,960
Total		7,571,130
TOTAL ENERGY		12,070,227

FINANCIALS 31.2%

Capital Markets 2.5%

GFI Group, Inc. (a)	242,106	973,266
Greenhill & Co., Inc. (a)	19,541	558,677
INTL FCStone, Inc. (a)(b)	63,532	1,318,924
Investment Technology Group, Inc. (a)(b)	89,198	873,249
Knight Capital Group, Inc., Class A (b)	149,120	1,813,299
Medallion Financial Corp. (a)	70,779	658,245
Piper Jaffray Companies (a)(b)	7,660	137,344
Total		6,333,004

Commercial Banks 8.5%

Ameris Bancorp (b)	115,668	1,007,468
BancFirst Corp. (a)	30,554	1,013,171

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

BancTrust Financial Group, Inc. (b)	79,458	$186,726
BOK Financial Corp.	14,140	663,025
Bryn Mawr Bank Corp.	60,581	1,003,827
Chemical Financial Corp. (a)	74,559	1,141,498
Columbia Banking System, Inc.	82,608	1,182,947
Community Trust Bancorp, Inc.	48,629	1,132,569
First Citizens BancShares Inc., Class A	7,858	1,127,937
First Commonwealth Financial Corp. (a)	309,038	1,143,441
First Financial Corp. (a)	54,338	1,494,838
First National Bank of Alaska	417	643,223
FirstMerit Corp. (a)	138,500	1,573,360
Hancock Holding Co.	71,894	1,925,321
Investors Bancorp, Inc. (a)(b)	81,973	1,035,319
Merchants Bancshares, Inc.	44,626	1,195,084
Northfield Bancorp, Inc. (a)	60,178	796,757
Northrim BanCorp, Inc.	56,229	1,088,031
West Coast Bancorp (a)(b)	56,152	786,128
Wintrust Financial Corp. (a)	50,507	1,303,586
Total		21,444,256

Consumer Finance 0.8%

Cash America International, Inc. (a)	37,669	1,927,146

Diversified Financial Services 0.2%

Pico Holdings, Inc. (a)(b)	24,296	498,311

Insurance 8.6%

Allied World Assurance Co. Holdings AG (d)	20,750	1,114,482
American Safety Insurance Holdings Ltd. (b)(d)	64,477	1,186,377
Argo Group International Holdings Ltd. (d)	55,170	1,565,173
Baldwin & Lyons, Inc., Class B (a)	48,285	1,031,850
eHealth, Inc. (b)	94,775	1,294,626
EMC Insurance Group, Inc. (a)	54,194	997,170
Endurance Specialty Holdings Ltd. (a)(d)	26,180	894,047
FBL Financial Group, Inc., Class A (a)	45,506	1,211,370
Global Indemnity PLC (b)(d)	142,986	2,442,201
Hanover Insurance Group, Inc. (The) (a)	35,020	1,243,210
Horace Mann Educators Corp. (a)	89,358	1,019,575
National Western Life Insurance Co., Class A (a)	5,948	805,954
Navigators Group, Inc. (The) (a)(b)	30,170	1,303,344

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

Old Republic International Corp. (a)	82,440	$735,365
Safety Insurance Group, Inc. (a)	37,736	1,427,553
Stewart Information Services Corp. (a)	84,910	750,604
Symetra Financial Corp.	111,295	907,054
United Fire & Casualty Co. (a)	87,872	1,554,456
Total		21,484,411

Real Estate Investment Trusts (REITs) 5.6%

Chesapeake Lodging Trust (a)	108,617	1,311,007
Corporate Office Properties Trust (a)	37,880	825,026
Cousins Properties, Inc. (a)	194,870	1,139,990
DiamondRock Hospitality Co. (a)	220,672	1,542,497
Franklin Street Properties Corp. (a)	86,600	979,446
Getty Realty Corp.	36,347	524,124
National Health Investors, Inc.	25,997	1,095,254
Potlatch Corp. (a)	54,599	1,720,960
Starwood Property Trust, Inc. (a)	101,244	1,737,347
Sunstone Hotel Investors, Inc. (a)(b)	251,188	1,429,260
Terreno Realty Corp.	83,175	1,067,135
Urstadt Biddle Properties, Inc., Class A (a)	51,483	822,184
Total		14,194,230

Real Estate Management & Development 0.2%

Avatar Holdings, Inc. (b)	48,608	397,613

Thrifts & Mortgage Finance 4.8%

Bank Mutual Corp.	287,809	751,182
BankFinancial Corp.	157,578	1,046,318
Beneficial Mutual Bancorp, Inc. (a)(b)	166,145	1,237,780
Brookline Bancorp, Inc. (a)	179,752	1,385,888
Clifton Savings Bancorp, Inc.	89,993	824,336
ESSA Bancorp, Inc.	75,240	790,772
Home Federal Bancorp, Inc.	125,030	977,735
MGIC Investment Corp. (a)(b)	450,528	842,487
Provident New York Bancorp (a)	112,300	653,586
TrustCo Bank Corp. (a)	158,508	706,946
United Financial Bancorp, Inc. (a)	59,232	810,886
Washington Federal, Inc. (a)	83,900	1,068,886
Westfield Financial, Inc. (a)	151,077	995,597
Total		12,092,399
TOTAL FINANCIALS		78,371,370

HEALTH CARE 9.9%

Health Care Equipment & Supplies 3.4%

Analogic Corp. (a)	17,360	788,318

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Angiodynamics, Inc. (a)(b)	65,725	$863,627
Cantel Medical Corp.	48,937	1,033,549
ICU Medical, Inc. (b)	25,551	940,277
Kensey Nash Corp. (a)(b)	36,067	883,641
Medical Action Industries, Inc. (b)	100,740	508,737
Orthofix International NV (b)(d)	24,577	848,152
Quidel Corp. (a)(b)	71,026	1,162,696
Symmetry Medical, Inc. (a)(b)	96,478	744,810
Young Innovations, Inc. (a)	24,360	694,260
Total		8,468,067

Health Care Providers & Services 4.5%

Amsurg Corp. (a)(b)	59,761	1,344,622
Centene Corp. (b)	44,950	1,288,717
Healthspring, Inc. (b)	45,098	1,644,273
Kindred Healthcare, Inc. (b)	88,861	765,982
Magellan Health Services, Inc. (a)(b)	30,410	1,468,803
Medcath Corp. (b)	97,750	1,356,770
Molina Healthcare, Inc. (a)(b)	49,360	762,118
Owens & Minor, Inc. (a)	40,515	1,153,867
Triple-S Management Corp., Class B (a)(b)(d)	42,774	716,465
U.S. Physical Therapy, Inc. (a)	41,245	763,857
Total		11,265,474

Pharmaceuticals 2.0%

Impax Laboratories, Inc. (a)(b)	56,220	1,006,900
Medicis Pharmaceutical Corp., Class A	36,400	1,327,872
Par Pharmaceutical Companies, Inc. (a)(b)	41,280	1,098,874
Viropharma, Inc. (a)(b)	89,690	1,620,698
Total		5,054,344
TOTAL HEALTH CARE		24,787,885

INDUSTRIALS 15.4%

Aerospace & Defense 1.4%

AAR Corp. (a)	44,975	749,733
Ceradyne, Inc. (a)(b)	53,886	1,448,995
Curtiss-Wright Corp.	49,380	1,423,625
Total		3,622,353

Building Products 0.4%

Universal Forest Products, Inc. (a)	38,385	923,159

Commercial Services & Supplies 2.3%

ABM Industries, Inc. (a)	60,750	1,157,895
Consolidated Graphics, Inc. (a)(b)	23,116	844,427

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (continued)

Ennis, Inc.	53,192	$694,688
G&K Services, Inc., Class A (a)	31,586	806,706
Unifirst Corp. (a)	24,280	1,099,641
United Stationers, Inc.	44,650	1,216,713
Total		5,820,070

Construction & Engineering 2.4%

Comfort Systems U.S.A., Inc.	77,374	643,752
Dycom Industries, Inc. (a)(b)	93,120	1,424,736
EMCOR Group, Inc. (b)	67,245	1,367,091
KHD Humboldt Wedag International AG (a)(b)(d)	63,585	390,237
Layne Christensen Co. (a)(b)	37,256	860,614
Pike Electric Corp. (a)(b)	103,081	697,858
Sterling Construction Co., Inc. (a)(b)	58,376	652,060
Total		6,036,348

Electrical Equipment 1.6%

Belden, Inc. (a)	35,697	920,626
Brady Corp., Class A	47,930	1,266,790
GrafTech International Ltd. (b)	79,489	1,009,510
Powell Industries, Inc. (a)(b)	26,907	833,310
Total		4,030,236

Machinery 3.8%

Astec Industries, Inc. (b)	34,449	1,008,667
CIRCOR International, Inc. (a)	31,780	933,379
EnPro Industries, Inc. (a)(b)	40,968	1,215,930
FreightCar America, Inc. (a)(b)	39,380	567,466
Harsco Corp.	34,474	668,451
Kadant, Inc. (a)(b)	56,490	1,003,262
LB Foster Co., Class A (a)	37,962	843,895
Mueller Industries, Inc. (a)	45,901	1,771,319
Robbins & Myers, Inc.	47,432	1,646,365
Total		9,658,734

Marine 0.3%

Diana Shipping, Inc. (a)(b)(d)	90,290	669,952

Professional Services 0.9%

FTI Consulting, Inc. (a)(b)	40,700	1,498,167
Korn/Ferry International (a)(b)	59,584	726,329
Total		2,224,496

Road & Rail 1.4%

Heartland Express, Inc. (a)	57,543	780,283
Ryder System, Inc.	23,670	887,861

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail (continued)

Werner Enterprises, Inc. (a)	82,278	$1,713,851
Total		3,381,995

Trading Companies & Distributors 0.9%

Applied Industrial Technologies, Inc. (a)	38,698	1,051,038
Kaman Corp.	45,111	1,256,341
Total		2,307,379
TOTAL INDUSTRIALS		38,674,722

INFORMATION TECHNOLOGY 13.5%

Communications Equipment 1.8%

Anaren, Inc. (a)(b)	47,012	900,280
Bel Fuse, Inc., Class B (a)	34,578	539,071
Black Box Corp.	36,819	786,085
Symmetricom, Inc. (b)	137,218	595,526
Tekelec (b)	131,120	791,965
Tellabs, Inc.	205,920	883,397
Total		4,496,324

Computers & Peripherals 0.3%

QLogic Corp. (a)(b)	60,640	768,915

Electronic Equipment, Instruments & Components 2.9%

Anixter International, Inc.	26,007	1,233,772
Benchmark Electronics, Inc. (b)	89,231	1,160,896
Brightpoint, Inc. (a)(b)	93,727	863,226
Electro Scientific Industries, Inc. (a)(b)	57,625	685,161
Littelfuse, Inc. (a)	28,310	1,138,345
Methode Electronics, Inc. (a)	67,586	502,164
MTS Systems Corp. (a)	28,116	861,474
Nam Tai Electronics, Inc. (d)	184,167	904,260
Total		7,349,298

Internet Software & Services 1.4%

InfoSpace, Inc. (a)(b)	101,580	849,209
j2 Global Communications, Inc. (a)	34,196	919,872
United Online, Inc. (a)	178,300	932,509
ValueClick, Inc. (a)(b)	61,190	952,117
Total		3,653,707

IT Services 2.7%

Acxiom Corp. (a)(b)	108,195	1,151,195
CACI International, Inc., Class A (a)(b)	30,683	1,532,309
Convergys Corp. (a)(b)	122,867	1,152,492
CSG Systems International, Inc. (b)	59,209	748,402

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)

Global Cash Access Holdings, Inc. (a)(b)	269,984	$691,159
MoneyGram International, Inc. (a)(b)	271,362	632,273
TeleTech Holdings, Inc. (a)(b)	55,190	841,096
Total		6,748,926

Semiconductors & Semiconductor Equipment 3.1%

Amkor Technology, Inc. (a)(b)	181,808	792,683
ATMI, Inc. (a)(b)	54,575	863,376
Cabot Microelectronics Corp. (a)(b)	28,790	990,088
Entegris, Inc. (a)(b)	184,650	1,178,067
Integrated Device Technology, Inc. (b)	152,410	784,911
MKS Instruments, Inc. (a)	59,390	1,289,357
Novellus Systems, Inc. (b)	31,561	860,353
Tessera Technologies, Inc. (a)(b)	83,337	995,044
Total		7,753,879

Software 1.3%

Compuware Corp. (b)	97,130	744,016
Monotype Imaging Holdings, Inc. (a)(b)	72,884	884,083
Parametric Technology Corp. (b)	43,733	672,613
Progress Software Corp. (b)	53,621	941,049
Total		3,241,761
TOTAL INFORMATION TECHNOLOGY		34,012,810

MATERIALS 6.3%

Chemicals 2.8%

Chemtura Corp. (a)(b)	90,480	907,514
Cytec Industries, Inc. (a)	21,300	748,482
H.B. Fuller Co.	86,745	1,580,494
Minerals Technologies, Inc. (a)	26,230	1,292,352
OM Group, Inc. (a)(b)	96,709	2,511,533
Total		7,040,375

Containers & Packaging 1.6%

Greif, Inc., Class A (a)	53,151	2,279,646
Greif, Inc., Class B	17,114	736,244
Packaging Corp. of America	39,836	928,179
Total		3,944,069

Metals & Mining 1.5%

Haynes International, Inc. (a)	14,473	628,852
Olympic Steel, Inc. (a)	51,146	866,413
Thompson Creek Metals Co., Inc. (b)(d)	180,680	1,096,728
Worthington Industries, Inc. (a)	83,600	1,167,892
Total		3,759,885

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Paper & Forest Products 0.4%

Wausau Paper Corp. (a)	164,179	$1,049,104
TOTAL MATERIALS		15,793,433

TELECOMMUNICATION SERVICES 1.7%

Diversified Telecommunication Services 0.9%

Cbeyond, Inc. (a)(b)	113,233	799,425
Neutral Tandem, Inc. (b)	91,560	886,301
Warwick Valley Telephone Co.	59,334	754,728
Total		2,440,454

Wireless Telecommunication Services 0.8%

NTELOS Holdings Corp.	72,183	1,279,805
Shenandoah Telecommunications Co. (a)	60,870	678,092
Total		1,957,897
TOTAL TELECOMMUNICATION SERVICES		4,398,351

UTILITIES 3.6%

Electric Utilities 2.0%

Allete, Inc. (a)	46,429	1,700,695
IDACORP, Inc. (a)	47,390	1,790,394
MGE Energy, Inc. (a)	37,797	1,537,204
Total		5,028,293

Gas Utilities 1.2%

Laclede Group, Inc. (The) (a)	36,311	1,407,051
Southwest Gas Corp. (a)	49,071	1,774,898
Total		3,181,949

Multi-Utilities 0.4%

CH Energy Group, Inc. (a)	17,925	935,147
TOTAL UTILITIES		9,145,389

Total Common Stocks (Cost: $313,918,207)		$249,917,549

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 0.125% (c)(e)	909,683	$909,683

Total Money Market Funds (Cost: $909,683)		$909,683

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.4%

Asset-Backed Commercial Paper 0.4%

Royal Park Investments Funding Corp.
10/27/11	0.750%	$999,437	$999,437
Total			999,437

Certificates of Deposit 0.4%

ABM AMRO Bank N.V.
10/12/11	0.310%	999,742	999,742
Total			999,742

Repurchase Agreements 20.6%

Cantor Fitzgerald & Co. dated 09/30/2011, matures 10/03/2011, repurchase price $7,500,087 (f)
	0.140%	7,500,000	7,500,000
Citigroup Global Markets, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,038 (f)
	0.090%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $15,000,200 (f)
	0.160%	15,000,000	15,000,000
Nomura Securities dated 09/30/2011, matures 10/03/2011, repurchase price $4,000,050 (f)
	0.150%	4,000,000	4,000,000
Pershing LLC dated 09/30/2011, matures 10/03/2011, repurchase price $6,000,090 (f)
	0.180%	6,000,000	6,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $14,168,003 (f)
	0.150%	14,167,826	14,167,826
Total			51,667,826
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $53,667,005)			$53,667,005

Total Investments
(Cost: $368,494,895) (g)			$304,494,237(h	)
Other Assets & Liabilities, Net			(53,235,994)

Net Assets			$251,258,243

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$7,388,540	$(6,478,856)	$—	$909,683	$205	$909,683

(d)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $14,355,357 or 5.71% of net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$52,191
Fannie Mae Pool	4,589,416
Fannie Mae REMICS	323,961
Federal Home Loan Banks	73,028
Freddie Mac Non Gold Pool	1,567,782
Freddie Mac REMICS	385,955
Freddie Mac Strips	145,695
Ginnie Mae I Pool	82,453
Ginnie Mae II Pool	78,809
Government National Mortgage Association	109,250
United States Treasury Note/Bond	241,460
Total Market Value of Collateral Securities	$7,650,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$147,545
Fannie Mae Pool	4,870,069
Fannie Mae REMICS	3,169,858
Fannie Mae Whole Loan	26,171
Federal Home Loan Bank of Chicago	31,128
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	163,958
Freddie Mac Gold Pool	2,691,167
Freddie Mac REMICS	4,136,554
Ginnie Mae II Pool	63,550
Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$3,346,335
Ginnie Mae II Pool	733,665
Total Market Value of Collateral Securities	$4,080,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,668,799
Fannie Mae REMICS	1,058,973
Fannie Mae Whole Loan	11,926
Fannie Mae-Aces	23,206
Freddie Mac REMICS	1,974,299
Ginnie Mae I Pool	953,668
Government National Mortgage Association	429,129
Total Market Value of Collateral Securities	$6,120,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$14,451,245
Total Market Value of Collateral Securities	14,451,245

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $368,495,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	13,440,000
Unrealized Depreciation	(77,441,000)
Net Unrealized Depreciation	(64,001,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
MGIC	Mortgage Guaranty Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$26,367,753	$—	$—	$26,367,753
Consumer Staples	6,295,609	—	—	6,295,609
Energy	12,070,227	—	—	12,070,227
Financials	78,371,370	—	—	78,371,370
Health Care	24,787,885	—	—	24,787,885
Industrials	38,284,485	390,237	—	38,674,722
Information Technology	34,012,810	—	—	34,012,810
Materials	15,793,433	—	—	15,793,433
Telecommunication Services	4,398,351	—	—	4,398,351
Utilities	9,145,389	—	—	9,145,389
Total Equity Securities	249,527,312	390,237	—	249,917,549

Other
Affiliated Money Market Funds (c)	909,683	—	—	909,683
Investments of Cash Collateral Received for Securities on Loan	—	53,667,005	—	53,667,005
Total Other	909,683	53,667,005	—	54,576,688
Total	$250,436,995	$54,057,242	$—	$304,494,237

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

CONSUMER DISCRETIONARY 17.8%

Auto Components 0.7%

Tenneco, Inc. (a)	10,066	$257,790

Diversified Consumer Services 1.6%

Coinstar, Inc. (a)(b)	10,299	411,960
Sotheby’s	7,343	202,447
Total		614,407

Hotels, Restaurants & Leisure 1.0%

BJ’s Restaurants, Inc. (a)(b)	8,503	375,067

Household Durables 3.6%

SodaStream International Ltd. (a)(b)(c)	10,589	349,966
Tempur-Pedic International, Inc. (a)	18,570	976,968
Total		1,326,934

Internet & Catalog Retail 0.9%

Shutterfly, Inc. (a)(b)	8,028	330,593

Leisure Equipment & Products 1.3%

Polaris Industries, Inc.	9,970	498,201

Media 0.7%

Cinemark Holdings, Inc.	12,882	243,212

Multiline Retail 0.6%

Gordmans Stores, Inc. (a)(b)	19,604	234,660

Specialty Retail 3.8%

Body Central Corp. (a)	23,973	435,350
Pier 1 Imports, Inc. (a)(b)	22,035	215,502
Teavana Holdings, Inc. (a)(b)	8,303	168,883
Vitamin Shoppe, Inc. (a)	16,009	599,377
Total		1,419,112

Textiles, Apparel & Luxury Goods 3.6%

CROCS, Inc. (a)	18,452	436,759
Deckers Outdoor Corp. (a)	4,870	454,176
Lululemon Athletica, Inc. (a)	5,527	268,889
Warnaco Group, Inc. (The) (a)	3,967	182,839
Total		1,342,663
TOTAL CONSUMER DISCRETIONARY		6,642,639

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 4.2%

Food Products 2.0%

Diamond Foods, Inc. (b)	9,539	$761,117

Personal Products 2.2%

Elizabeth Arden, Inc. (a)(b)	17,326	492,751
Nu Skin Enterprises, Inc., Class A (b)	7,771	314,881
Total		807,632
TOTAL CONSUMER STAPLES		1,568,749

ENERGY 8.6%

Energy Equipment & Services 2.1%

Complete Production Services, Inc. (a)	18,987	357,905
Dril-Quip, Inc. (a)	4,932	265,884
Key Energy Services, Inc. (a)	17,425	165,363
Total		789,152

Oil, Gas & Consumable Fuels 6.5%

Berry Petroleum Co., Class A	4,520	159,918
Carrizo Oil & Gas, Inc. (a)	9,657	208,108
Clean Energy Fuels Corp. (a)(b)	14,463	160,829
Energy XXI Bermuda Ltd. (a)(b)(c)	23,029	493,972
Magnum Hunter Resources Corp. (a)(b)	52,253	172,957
Oasis Petroleum, Inc. (a)	16,625	371,236
Resolute Energy Corp. (a)(b)	25,416	288,726
Rosetta Resources, Inc. (a)	7,471	255,658
World Fuel Services Corp. (b)	9,680	316,052
Total		2,427,456
TOTAL ENERGY		3,216,608

FINANCIALS 9.0%

Capital Markets 0.6%

Financial Engines, Inc. (a)(b)	12,277	222,336

Commercial Banks 2.1%

Center Financial Corp. (a)	41,263	193,523
Glacier Bancorp, Inc.	18,480	173,158
Signature Bank (a)	9,234	440,739
Total		807,420

Consumer Finance 2.2%

DFC Global Corp. (a)	21,471	469,142
Ezcorp, Inc., Class A (a)	11,882	339,112
Total		808,254

Diversified Financial Services 0.8%

Portfolio Recovery Associates, Inc. (a)	4,770	296,789

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) 3.3%

Home Properties, Inc. (b)	7,641	$433,703
Omega Healthcare Investors, Inc. (b)	14,683	233,900
Sabra Health Care REIT, Inc.	21,451	204,643
Summit Hotel Properties, Inc.	24,195	170,817
Tanger Factory Outlet Centers (b)	7,691	200,043
Total		1,243,106
TOTAL FINANCIALS		3,377,905

HEALTH CARE 19.5%

Biotechnology 4.8%

Alkermes PLC (a)(c)	24,446	373,046
Amarin Corp. PLC, ADR (a)(c)	35,014	322,129
Ardea Biosciences, Inc. (a)	9,618	150,233
Ariad Pharmaceuticals, Inc. (a)	23,527	206,802
Ironwood Pharmaceuticals, Inc. (a)	13,307	143,716
Momenta Pharmaceuticals, Inc. (a)	15,315	176,122
Onyx Pharmaceuticals, Inc. (a)	7,948	238,519
Rigel Pharmaceuticals, Inc. (a)(b)	25,263	185,936
Total		1,796,503

Health Care Equipment & Supplies 4.6%

Align Technology, Inc. (a)	26,888	407,891
ICU Medical, Inc. (a)	4,995	183,816
Insulet Corp. (a)(b)	21,241	324,137
Masimo Corp. (b)	15,535	336,333
NuVasive, Inc. (a)	12,471	212,880
Volcano Corp. (a)	7,906	234,255
Total		1,699,312

Health Care Providers & Services 5.3%

Brookdale Senior Living, Inc. (a)	22,829	286,276
Catalyst Health Solutions, Inc. (a)	8,956	516,672
HMS Holdings Corp. (a)	24,795	604,750
IPC The Hospitalist Co., Inc. (a)(b)	16,166	576,964
Total		1,984,662

Health Care Technology 0.8%

Omnicell, Inc. (a)(b)	22,836	314,680

Life Sciences Tools & Services 0.5%

ICON PLC, ADR (a)(c)	10,999	176,864

Pharmaceuticals 3.5%

Endocyte, Inc. (a)	11,894	126,076
Impax Laboratories, Inc. (a)	36,801	659,106
MAP Pharmaceuticals, Inc. (a)(b)	12,462	182,195

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Salix Pharmaceuticals Ltd. (a)(b)	11,587	$342,975
Total		1,310,352
TOTAL HEALTH CARE		7,282,373

INDUSTRIALS 15.6%

Aerospace & Defense 1.9%

Hexcel Corp. (a)	20,768	460,219
LMI Aerospace, Inc. (a)	14,318	244,265
Total		704,484

Air Freight & Logistics 0.6%

Atlas Air Worldwide Holdings, Inc. (a)	6,596	219,581

Commercial Services & Supplies 0.8%

Tetra Tech, Inc. (a)	15,649	293,262

Construction & Engineering 0.8%

Great Lakes Dredge & Dock Corp.	30,087	122,454
Sterling Construction Co., Inc. (a)	15,380	171,795
Total		294,249

Electrical Equipment 0.8%

Regal-Beloit Corp.	6,488	294,425

Machinery 4.2%

Chart Industries, Inc. (a)	4,234	178,548
Lindsay Corp.	5,016	269,861
Middleby Corp. (a)(b)	4,279	301,498
Robbins & Myers, Inc.	8,819	306,108
Tennant Co.	7,763	274,577
Trinity Industries, Inc.	11,161	238,957
Total		1,569,549

Professional Services 3.6%

Acacia Research/Technologies (a)(b)	7,194	258,912
Advisory Board Co. (The) (a)	6,320	407,829
Corporate Executive Board Co. (The)	9,267	276,157
CoStar Group, Inc. (a)(b)	8,276	430,104
Total		1,373,002

Road & Rail 2.2%

Genesee & Wyoming, Inc., Class A (a)	7,018	326,477
Knight Transportation, Inc. (b)	17,677	235,281
Roadrunner Transportation Systems, Inc. (a)	19,005	260,749
Total		822,507

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors 0.7%

TAL International Group, Inc. (b)	10,179	$253,864
TOTAL INDUSTRIALS		5,824,923

INFORMATION TECHNOLOGY 20.6%

Communications Equipment 0.9%

Netgear, Inc. (a)	13,125	339,806

Electronic Equipment, Instruments & Components 0.8%

DTS, Inc. (a)	11,562	287,085

Internet Software & Services 3.7%

Ancestry.com, Inc. (a)	13,115	308,203
LogMeIn, Inc. (a)(b)	11,030	366,306
RightNow Technologies, Inc. (a)	10,710	353,965
Vocus, Inc. (a)(b)	10,346	173,399
WebMD Health Corp. (a)	6,644	200,317
Total		1,402,190

IT Services 2.4%

Jack Henry & Associates, Inc.	14,550	421,659
ServiceSource International, Inc. (a)(b)	16,737	221,096
Wright Express Corp. (a)	6,597	250,950
Total		893,705

Semiconductors & Semiconductor Equipment 4.2%

Entegris, Inc. (a)	28,295	180,522
Mindspeed Technologies, Inc. (a)	38,046	197,839
Nanometrics, Inc. (a)(b)	17,583	254,954
Semtech Corp. (a)	15,534	327,767
Veeco Instruments, Inc. (a)(b)	11,010	268,644
Volterra Semiconductor Corp. (a)	18,348	352,832
Total		1,582,558

Software 8.6%

Ariba, Inc. (a)	12,159	336,926
Aspen Technology, Inc. (a)	29,142	444,998
CommVault Systems, Inc. (a)	9,389	347,956
Fortinet, Inc. (a)	17,209	289,111
Kenexa Corp. (a)	10,485	163,986
RealPage, Inc. (a)(b)	17,389	355,605
SuccessFactors, Inc. (a)(b)	13,530	311,055
Synchronoss Technologies, Inc. (a)(b)	12,991	323,606
TIBCO Software, Inc. (a)	14,452	323,580

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

TiVo, Inc. (a)	34,639	$323,528
Total		3,220,351
TOTAL INFORMATION TECHNOLOGY		7,725,695

MATERIALS 1.4%

Chemicals 0.9%

Solutia, Inc. (a)	27,283	350,587

Metals & Mining 0.5%

Thompson Creek Metals Co., Inc. (a)(c)	27,599	167,526
TOTAL MATERIALS		518,113

UTILITIES 0.6%

Electric Utilities 0.6%

UIL Holdings Corp. (b)	6,982	229,917
TOTAL UTILITIES		229,917

Total Common Stocks (Cost: $39,533,206)		$36,386,922

Warrants —%

ENERGY –%

Oil, Gas & Consumable Fuels –%

Magnum Hunter Resources Corp. (a)(d)	4,820	$1,445
TOTAL ENERGY		1,445
Total Warrants (Cost: $4,154)		$1,445

	Shares	Value

Money Market Fund 1.9%

Columbia Short-Term Cash Fund, 0.125% (e)(f)	699,879	$699,879

Total Money Market Fund (Cost: $699,879)		$699,879

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.2%

Repurchase Agreements 25.2%

RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $9,417,104 (g)
	0.150%	$9,416,987	$9,416,987
Total			9,416,987

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,416,987)	$9,416,987

Total Investments
(Cost: $49,654,226) (h)	$46,505,233(i)
Other Assets & Liabilities, Net	(9,122,402)
Net Assets	$37,382,831

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,883,503 or 5.04% of net assets.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,445, representing 0.00% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	$4,154

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$5,704,020	$(5,004,141)	$—	$699,879	$347	$699,879

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$9,605,368
Total Market Value of Collateral Securities	$9,605,368

(h)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $49,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	2,522,000
Unrealized Depreciation	(5,671,000)
Net Unrealized Depreciation	(3,149,000)

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$6,642,639	$—	$—	$6,642,639
Consumer Staples	1,568,749	—	—	1,568,749
Energy	3,216,608	—	—	3,216,608
Financials	3,377,905	—	—	3,377,905
Health Care	7,282,373	—	—	7,282,373
Industrials	5,824,923	—	—	5,824,923
Information Technology	7,725,695	—	—	7,725,695
Materials	518,113	—	—	518,113
Utilities	229,917	—	—	229,917
Warrants
Energy	—	1,445	—	1,445
Total Equity Securities	36,386,922	1,445	—	36,388,367

Other
Affiliated Money Market Fund(c)	699,879	—	—	699,879
Investments of Cash Collateral Received for Securities on Loan	—	9,416,987	—	9,416,987
Total Other	699,879	9,416,987	—	10,116,866
Total	$37,086,801	$9,418,432	$—	$46,505,233

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 50.3%

Aerospace & Defense 1.4%

ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$2,550,000	$2,492,625
Bombardier, Inc. Senior Notes (b)(c)(d)
03/15/18	7.500%	1,200,000	1,281,000
Ducommun, Inc. Senior Notes (b)
07/15/18	9.750%	279,000	278,303
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	1,334,000	1,240,620
03/15/21	7.125%	2,146,000	1,990,415
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,374,000	3,357,130
Oshkosh Corp.
03/01/17	8.250%	651,000	631,470
03/01/20	8.500%	2,086,000	2,023,420
TransDigm, Inc.
12/15/18	7.750%	1,107,000	1,126,372
Total			14,421,355

Automotive 1.3%

Accuride Corp. Senior Secured
08/01/18	9.500%	315,000	289,800
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	739,000	679,880
Chrysler Group LLC/Co-Issuer, Inc. (b)
Senior Secured
06/15/21	8.250%	1,125,000	869,062
Chrysler Group LLC/Co-Issuer, Inc. (b)(c)
Senior Secured
06/15/19	8.000%	469,000	366,993
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	295,000	284,675
Dana Holding Corp. (c)
Senior Unsecured
02/15/21	6.750%	3,940,000	3,792,250
Delphi Corp. (b)
05/15/21	6.125%	349,000	324,570
Delphi Corp. (b)(c)
05/15/19	5.875%	523,000	486,390
International Automotive Components Group SL Senior Secured (b)(d)
06/01/18	9.125%	166,000	155,210
Lear Corp.
03/15/18	7.875%	680,000	715,700
03/15/20	8.125%	2,980,000	3,196,050
TRW Automotive, Inc. (b)(c)
12/01/17	8.875%	750,000	810,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Automotive (continued)

Tenneco, Inc.
08/15/18	7.750%	$16,000	$16,080
Visteon Corp. Senior Notes (b)
04/15/19	6.750%	1,984,000	1,850,080
Total			13,836,740

Banking 2.0%

BanColombia SA Senior Unsecured (b)(d)
06/03/21	5.950%	1,200,000	1,161,000
Banco BMG SA Senior Notes (b)(d)
04/15/18	8.000%	1,000,000	899,396
Banco Cruzeiro do Sul SA Senior Unsecured (b)(d)
01/20/16	8.250%	1,200,000	1,125,311
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,750,000	4,237,731
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	460,000	488,881
03/05/38	6.875%	15,000	16,286
Goldman Sachs Group, Inc. (The) Senior Unsecured
06/15/20	6.000%	1,815,000	1,867,027
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	6,075,000	6,100,053
JPMorgan Chase & Co. (c)
Senior Unsecured
08/15/21	4.350%	825,000	833,667
Lloyds Banking Group PLC (b)(d)(e)
11/29/49	6.267%	1,504,000	661,760
Morgan Stanley Senior Unsecured
01/25/21	5.750%	2,910,000	2,677,395
Santander U.S. Debt SA Unipersonal Bank Guaranteed (b)(c)(d)
10/07/15	3.781%	1,000,000	916,450
Total			20,984,957

Brokerage 0.4%

E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	1,389,000	1,385,527
Senior Unsecured PIK
11/30/17	12.500%	1,270,000	1,431,925
E*Trade Financial Corp. (c)
Senior Unsecured
12/01/15	7.875%	875,000	848,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Brokerage (continued)

Nuveen Investments, Inc.
11/15/15	10.500%	$395,000	$364,388
Total			4,030,590

Building Materials 0.8%

Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	2,701,000	2,565,950
Euramax International, Inc. Senior Secured (b)
04/01/16	9.500%	1,080,000	866,700
Gibraltar Industries, Inc. (e)
12/01/15	8.000%	1,750,000	1,706,250
Interface, Inc.
12/01/18	7.625%	285,000	285,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,625,000	1,551,875
Nortek, Inc. (b)
12/01/18	10.000%	190,000	175,750
04/15/21	8.500%	1,198,000	964,390
Total			8,115,915

Chemicals 1.4%

CF Industries, Inc.
05/01/18	6.875%	735,000	817,687
05/01/20	7.125%	1,279,000	1,454,862
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,270
Chemtura Corp.
09/01/18	7.875%	288,000	282,240
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	247,000	180,928
Senior Secured
02/01/18	8.875%	3,553,000	2,931,225
Lyondell Chemical Co. Senior Secured (b)
11/01/17	8.000%	2,314,000	2,493,335
MacDermid, Inc. (b)
04/15/17	9.500%	820,000	758,500
Nalco Co. (b)
01/15/19	6.625%	2,257,000	2,471,415
Nova Chemicals Corp. (d)
Senior Unsecured
11/01/16	8.375%	1,535,000	1,611,750
11/01/19	8.625%	60,000	64,950
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,030,125
Total			14,105,287

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Construction Machinery 1.1%

Case New Holland, Inc.
12/01/17	7.875%	$2,453,000	$2,612,445
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	369,570
Manitowoc Co., Inc. (The)
11/01/20	8.500%	60,000	54,300
Manitowoc Co., Inc. (The) (c)
02/15/18	9.500%	1,305,000	1,272,375
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	1,534,000	1,349,920
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	580,000	501,700
RSC Equipment Rental, Inc./Holdings III LLC (b)
Senior Secured
07/15/17	10.000%	1,140,000	1,205,550
United Rentals North America, Inc.
12/15/19	9.250%	1,839,000	1,903,365
United Rentals North America, Inc. (c)
09/15/20	8.375%	1,612,000	1,479,010
Xerium Technologies, Inc. (b)
06/15/18	8.875%	920,000	837,200
Total			11,585,435

Consumer Cyclical Services 0.2%

Garda World Security Corp. Senior Unsecured (b)(d)
03/15/17	9.750%	833,000	845,495
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	1,035,000	972,900
Total			1,818,395

Consumer Products 0.7%

Central Garden and Pet Co.
03/01/18	8.250%	1,710,000	1,650,150
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	851,000	891,422
Sealy Mattress Co. (c)
06/15/14	8.250%	1,350,000	1,272,375
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	2,279,000	2,427,135
Visant Corp. (c)
10/01/17	10.000%	817,000	755,725
Total			6,996,807

Diversified Manufacturing 0.6%

Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	1,070,000	1,104,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Diversified Manufacturing (continued)

CPM Holdings, Inc. Senior Secured (e)
09/01/14	10.625%	$928,000	$983,680
Tomkins LLC/Inc. Secured (b)(c)
10/01/18	9.000%	1,762,000	1,797,240
WireCo WorldGroup, Inc. (b)(e)
05/15/17	9.750%	2,422,000	2,446,220
Total			6,331,915

Electric 3.8%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	261,000	262,305
AES Corp. (The) (b)
Senior Notes
07/01/21	7.375%	2,611,000	2,467,395
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	1,790,000	1,727,350
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	290,000	325,689
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	255,000	348,191
Dolphin Subsidiary II, Inc. (b)(f)
Senior Unsecured
10/15/16	6.500%	640,000	632,000
10/15/21	7.250%	373,000	361,810
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	1,795,000	2,072,643
08/01/41	4.900%	515,000	536,398
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	1,460,000	1,550,999
04/01/15	3.350%	4,600,000	4,800,666
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	1,696,000	2,038,589
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	1,426,000	848,470
Energy Future Holdings Corp. Senior Secured (e)
01/15/20	10.000%	1,156,000	1,121,320
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	507,000	494,325
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	530,000	695,481

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

GenOn Energy, Inc. Senior Unsecured (c)
10/15/18	9.500%	$903,000	$848,820
Ipalco Enterprises, Inc. Senior Secured (b)
04/01/16	7.250%	75,000	78,563
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	348,538	343,310
NRG Energy, Inc.
01/15/17	7.375%	3,339,000	3,443,344
Nevada Power Co.
01/15/15	5.875%	2,055,000	2,296,082
05/15/18	6.500%	4,820,000	5,783,706
04/01/36	6.650%	30,000	39,783
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	630,000	645,752
Sierra Pacific Power Co.
05/15/16	6.000%	1,395,000	1,603,208
TransAlta Corp. Senior Unsecured (d)
05/15/18	6.650%	2,670,000	3,097,838
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	586,863
Total			39,050,900

Entertainment 0.5%

AMC Entertainment, Inc.
06/01/19	8.750%	820,000	805,650
AMC Entertainment, Inc. (c)
12/01/20	9.750%	1,120,000	1,013,600
Regal Cinemas Corp.
07/15/19	8.625%	1,435,000	1,460,112
Six Flags, Inc. (b)(g)(h)(i)
06/01/14	9.625%	95,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	1,600,000	1,688,000
02/01/19	6.750%	32,000	30,480
Vail Resorts, Inc. (b)
05/01/19	6.500%	287,000	282,695
Total			5,280,537

Environmental 0.1%

Clean Harbors, Inc. Senior Secured (c)
08/15/16	7.625%	493,000	513,952

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage 1.1%

ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	$440,000	$510,659
Cott Beverages, Inc.
11/15/17	8.375%	135,000	137,700
09/01/18	8.125%	1,150,000	1,173,000
Darling International, Inc.
12/15/18	8.500%	950,000	1,023,625
Dean Foods Co. (c)
12/15/18	9.750%	415,000	420,187
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	5,685,000	6,673,002
MHP SA (b)(d)
04/29/15	10.250%	1,160,000	1,034,781
Total			10,972,954

Gaming 1.6%

Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	1,676,000	1,690,665
Caesars Entertainment Operating Co., Inc. (c)
Secured
12/15/18	10.000%	920,000	547,400
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875%	2,090,000	2,372,150
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,670,000	1,720,100
MGM Resorts International (c)
Senior Unsecured
03/01/18	11.375%	2,001,000	2,001,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	1,540,000	1,632,400
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	1,180,000	1,191,800
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	1,663,000	1,671,315
10/01/20	7.804%	160,000	159,200
Senior Secured
10/01/20	6.535%	65,000	62,288
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,340,000	1,289,750
Shingle Springs Tribal Gaming Authority Senior Notes (b)
06/15/15	9.375%	1,998,000	1,168,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gaming (continued)

Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	$972,000	$976,860
Total			16,483,758

Gas Pipelines 2.3%

El Paso Corp.
Senior Unsecured
06/15/14	6.875%	140,000	157,206
06/01/18	7.250%	149,000	166,508
09/15/20	6.500%	2,485,000	2,677,587
Enterprise Products Operating LLC
02/01/16	3.200%	1,250,000	1,276,948
02/15/42	5.700%	1,055,000	1,110,074
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	170,000	189,503
Nisource Finance Corp.
09/15/17	5.250%	3,675,000	3,986,996
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	965,000	1,231,513
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	580,000	627,850
12/01/18	6.875%	2,559,000	2,635,770
07/15/21	6.500%	1,813,000	1,822,065
Southern Natural Gas Co. Senior Unsecured (b)
04/01/17	5.900%	4,160,000	4,666,118
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,767,150
TransCanada PipeLines Ltd. Senior Unsecured (d)
01/15/39	7.625%	320,000	434,742
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (b)
08/15/41	5.400%	1,300,000	1,369,479
Total			24,119,509

Health Care 2.8%

AMGH Merger Sub, Inc. Senior Secured (b)(c)
11/01/18	9.250%	818,000	822,090
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	289,196	281,243
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	1,251,000	1,257,255
CHS/Community Health Systems, Inc. (c)
07/15/15	8.875%	2,548,000	2,503,410

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

ConvaTec Healthcare E SA Senior Unsecured (b)(d)
12/15/18	10.500%	$2,150,000	$1,892,000
Fresenius Medical Care U.S. Finance, Inc. (b)(c)
09/15/18	6.500%	305,000	309,575
HCA, Inc.
02/15/22	7.500%	3,720,000	3,431,700
Senior Secured
02/15/20	6.500%	2,019,000	1,973,572
02/15/20	7.875%	3,389,000	3,507,615
09/15/20	7.250%	1,306,000	1,319,060
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	787,000	767,325
Healthsouth Corp.
02/15/20	8.125%	1,272,000	1,192,500
09/15/22	7.750%	143,000	129,773
InVentiv Health, Inc. (b)
08/15/18	10.000%	1,768,000	1,560,260
LifePoint Hospitals, Inc.
10/01/20	6.625%	425,000	418,625
Multiplan, Inc. (b)
09/01/18	9.875%	1,856,000	1,832,800
Omnicare, Inc.
06/01/20	7.750%	1,079,000	1,100,580
Radnet Management, Inc.
04/01/18	10.375%	230,000	212,750
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	816,000	777,240
STHI Holding Corp. Secured (b)
03/15/18	8.000%	403,000	388,895
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,615,000	2,399,262
02/01/19	7.750%	682,000	607,833
Total			28,685,363

Healthcare Insurance 0.1%

WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	505,000	623,301

Home Construction 0.1%

Shea Homes LP/Funding Corp. Senior Secured (b)
05/15/19	8.625%	1,435,000	1,176,700

Independent Energy 3.7%

Anadarko Petroleum Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

09/15/16	5.950%	$1,795,000	$1,963,369
09/15/17	6.375%	3,345,000	3,741,967
Antero Resources Finance Corp. Senior Notes (b)
08/01/19	7.250%	65,000	61,750
Bill Barrett Corp.
10/01/19	7.625%	416,000	408,720
Brigham Exploration Co.
10/01/18	8.750%	1,660,000	1,776,200
06/01/19	6.875%	248,000	241,800
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,803,000	1,766,940
Chaparral Energy, Inc.
10/01/20	9.875%	441,000	441,000
09/01/21	8.250%	1,236,000	1,127,850
Chesapeake Energy Corp.
02/15/21	6.125%	1,186,000	1,194,895
Chesapeake Energy Corp. (c)
08/15/20	6.625%	3,263,000	3,360,890
Comstock Resources, Inc.
10/15/17	8.375%	852,000	817,920
04/01/19	7.750%	129,000	120,615
Concho Resources, Inc.
01/15/21	7.000%	875,000	870,625
01/15/22	6.500%	1,200,000	1,182,000
Continental Resources, Inc.
04/01/21	7.125%	1,489,000	1,515,058
EXCO Resources, Inc.
09/15/18	7.500%	374,000	334,730
Forest Oil Corp. (c)
06/15/19	7.250%	1,946,000	1,916,810
Goodrich Petroleum Corp. (b)
03/15/19	8.875%	846,000	816,390
Hilcorp Energy I LP/Finance Co. Senior Notes (b)
02/15/20	8.000%	85,000	86,488
Laredo Petroleum, Inc. (b)
02/15/19	9.500%	2,200,000	2,310,000
MEG Energy Corp. (b)(d)
03/15/21	6.500%	1,185,000	1,134,638
NAK Naftogaz Ukraine Government Guaranteed (d)
09/30/14	9.500%	2,135,000	2,000,956
Newfield Exploration Co.
Senior Subordinated Notes
04/15/16	6.625%	125,000	126,250
02/01/20	6.875%	70,000	72,100
Oasis Petroleum, Inc. Senior Unsecured (b)
02/01/19	7.250%	1,911,000	1,868,002
Petrohawk Energy Corp.
08/15/18	7.250%	1,521,000	1,737,742

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

06/01/19	6.250%	$609,000	$691,215
Pioneer Natural Resources Co. Senior Unsecured
01/15/20	7.500%	415,000	466,875
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,145,000	1,196,525
Range Resources Corp.
05/01/18	7.250%	1,000,000	1,060,000
05/15/19	8.000%	485,000	531,075
06/01/21	5.750%	1,450,000	1,504,375
Southwestern Energy Co.
02/01/18	7.500%	50,000	56,636
Total			38,502,406

Integrated Energy 0.2%

Lukoil International Finance BV (b)(c)(d)
11/09/20	6.125%	1,200,000	1,113,998
Marathon Petroleum Corp. Senior Unsecured (b)
03/01/41	6.500%	600,000	647,286
Total			1,761,284

Life Insurance 0.3%

ING Groep NV (d)(e)
12/29/49	5.775%	4,460,000	3,266,950

Lodging –%

Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	35,000	36,606

Media Cable 2.0%

CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,000,000	1,025,000
04/30/20	8.125%	1,867,000	1,951,015
CCO Holdings LLC/Capital Corp. (c)
01/15/19	7.000%	1,250,000	1,212,500
CSC Holdings LLC (c)
Senior Unsecured
02/15/18	7.875%	1,000,000	1,050,000
02/15/19	8.625%	1,727,000	1,895,383
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	1,353,000	1,408,811
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
11/15/17	8.625%	2,476,000	2,451,240
Comcast Corp.
08/15/37	6.950%	1,135,000	1,360,564
DISH DBS Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Cable (continued)

09/01/19	7.875%	$3,378,000	$3,445,560
DISH DBS Corp. (b)
06/01/21	6.750%	622,000	594,010
Insight Communications Co., Inc. Senior Notes (b)
07/15/18	9.375%	559,000	637,260
Quebecor Media, Inc. Senior Unsecured (d)
03/15/16	7.750%	3,087,000	3,087,000
Time Warner Cable, Inc.
05/01/17	5.850%	15,000	16,668
02/01/20	5.000%	14,000	14,901
Virgin Media Finance PLC (d)
10/15/19	8.375%	600,000	637,500
Total			20,787,412

Media Non-Cable 3.1%

AMC Networks, Inc. (b)
07/15/21	7.750%	2,366,000	2,425,150
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	2,031,000	1,508,017
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	3,704,000	3,787,340
Cumulus Media, Inc. (b)(c)
05/01/19	7.750%	1,020,000	831,300
EH Holding Corp. (b)
06/15/21	7.625%	605,000	582,313
Senior Secured
06/15/19	6.500%	971,000	934,587
Intelsat Jackson Holdings SA (b)(d)
04/01/21	7.500%	680,000	632,400
Intelsat Jackson Holdings SA (d)
06/15/16	11.250%	770,000	785,400
11/01/19	8.500%	1,600,000	1,564,000
Intelsat Luxembourg SA (b)(d)
PIK
02/04/17	11.500%	894,000	768,840
Intelsat Luxembourg SA (d)
PIK
02/04/17	11.500%	894,000	768,840
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	1,034,000	1,023,660
News America, Inc.
12/15/35	6.400%	55,000	59,558
Nielsen Finance LLC/Co.
10/15/18	7.750%	2,366,000	2,413,320
RR Donnelley & Sons Co.
Senior Unsecured
05/15/18	7.250%	583,000	526,886
06/15/20	7.625%	385,000	341,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Non-Cable (continued)

Salem Communications Corp. Secured
12/15/16	9.625%	$2,253,000	$2,253,000
Sinclair Television Group, Inc. (b)
Secured
11/01/17	9.250%	2,250,000	2,340,000
Sinclair Television Group, Inc. (c)
10/15/18	8.375%	710,000	699,350
TCM Sub LLC (b)
01/15/15	3.550%	2,650,000	2,807,850
Univision Communications, Inc. (b)
Senior Secured
11/01/20	7.875%	1,930,000	1,775,600
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	1,310,000	1,015,250
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	1,891,000	1,872,090
Total			31,716,439

Metals 2.1%

Alpha Natural Resources, Inc.
06/01/19	6.000%	1,392,000	1,301,520
06/01/21	6.250%	722,000	673,265
ArcelorMittal Senior Unsecured (c)(d)
03/01/21	5.500%	3,660,000	3,279,543
Arch Coal, Inc. (b)
06/15/19	7.000%	1,923,000	1,826,850
06/15/21	7.250%	1,772,000	1,718,840
Calcipar SA Senior Secured (b)(d)
05/01/18	6.875%	1,423,000	1,230,895
Consol Energy, Inc.
04/01/20	8.250%	2,591,000	2,727,028
FMG Resources August 2006 Proprietary Ltd. (b)(c)(d)
02/01/18	6.875%	1,294,000	1,138,720
FMG Resources August 2006 Proprietary Ltd. (b)(d)
11/01/15	7.000%	2,090,000	1,975,050
02/01/16	6.375%	687,000	618,300
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	1,140,000	1,071,600
Metalloinvest Finance Ltd. (b)(c)(d)
07/21/16	6.500%	1,000,000	884,492
Novelis, Inc. (d)
12/15/17	8.375%	1,250,000	1,237,500
12/15/20	8.750%	1,255,000	1,229,900
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	1,065,000	1,054,350
Total			21,967,853

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Non-Captive Consumer 0.4%

SLM Corp.
Senior Notes
01/25/16	6.250%	$1,033,000	$1,013,925
Senior Unsecured
03/25/20	8.000%	1,661,000	1,639,734
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,468,000	1,733,770
Total			4,387,429

Non-Captive Diversified 3.4%

Ally Financial, Inc.
12/01/17	6.250%	95,000	82,755
03/15/20	8.000%	8,274,000	7,658,580
09/15/20	7.500%	95,000	85,975
CIT Group, Inc. (b)
Secured
05/02/17	7.000%	7,185,000	6,969,450
CIT Group, Inc. (b)(c)
Secured
04/01/18	6.625%	1,415,000	1,369,013
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	1,000,000	1,050,000
05/15/18	5.000%	1,483,000	1,432,453
02/01/21	5.750%	183,000	181,078
Ford Motor Credit Co. LLC (c)
Senior Unsecured
01/15/20	8.125%	3,840,000	4,356,296
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	730,000	802,049
01/07/21	4.625%	5,110,000	5,303,429
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,955,000	1,959,888
05/15/19	6.250%	1,043,000	906,567
International Lease Finance Corp. (c)
Senior Unsecured
12/15/20	8.250%	1,975,000	1,935,500
International Lease Finance Corp. (c)(e)
Senior Unsecured
03/15/17	8.750%	1,032,000	1,037,160
Total			35,130,193

Oil Field Services 0.8%

Bristow Group, Inc.
09/15/17	7.500%	1,110,000	1,143,300
Novatek Finance Ltd. (b)(d)
02/03/21	6.604%	2,000,000	1,935,643
Offshore Group Investments Ltd. (b)(d)
Senior Secured
08/01/15	11.500%	595,000	621,696
Offshore Group Investments Ltd. (d)
Senior Secured
08/01/15	11.500%	2,075,000	2,137,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Oil Field Services (continued)

Oil States International, Inc. (b)
06/01/19	6.500%	$1,583,000	$1,547,383
Trinidad Drilling Ltd. Senior Unsecured (b)(d)
01/15/19	7.875%	632,000	628,532
Weatherford International Ltd. (d)
03/15/13	5.150%	4,000	4,193
Total			8,017,997

Other Industry –%

Interline Brands, Inc.
11/15/18	7.000%	489,000	477,997

Packaging 1.5%

ARD Finance SA Senior Secured PIK (b)(d)
06/01/18	11.125%	356,000	295,480
Ardagh Packaging Finance PLC (b)(c)(d)
10/15/20	9.125%	1,460,000	1,314,000
Ardagh Packaging Finance PLC (b)(d)
Senior Secured
10/15/17	7.375%	1,165,000	1,112,575
Ball Corp.
09/01/19	7.375%	540,000	569,700
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	2,000,000	2,115,000
Graham Packaging Co. LP/Capital Corp. I
01/01/17	8.250%	45,000	45,281
Greif, Inc. Senior Unsecured
08/01/19	7.750%	1,800,000	1,872,000
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
04/15/19	7.125%	889,000	826,770
08/15/19	7.875%	1,686,000	1,626,990
Senior Unsecured
08/15/19	9.875%	2,269,000	1,996,720
Reynolds Group Issuer, Inc./LLC (b)(e)
05/15/18	9.000%	1,000,000	840,000
Senior Secured
10/15/16	8.750%	1,684,000	1,675,580
Sealed Air Corp. (b)(f)
Senior Unsecured
09/15/19	8.125%	422,000	426,220
09/15/21	8.375%	352,000	355,520
Total			15,071,836

Paper 0.5%

Cascades, Inc. (d)
12/15/17	7.750%	2,246,000	2,133,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Paper (continued)

Graphic Packaging International, Inc.
06/15/17	9.500%	$1,507,000	$1,612,490
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	1,947,000	1,343,430
Total			5,089,620

Pharmaceuticals 0.3%

Endo Pharmaceuticals Holdings, Inc. (b)
01/15/22	7.250%	559,000	560,398
Grifols, Inc. Senior Secured (b)
02/01/18	8.250%	1,226,000	1,226,000
Mylan, Inc. (b)
11/15/18	6.000%	1,017,000	989,032
Warner Chilcott Co./Finance LLC (b)
09/15/18	7.750%	764,000	729,620
Total			3,505,050

Railroads 0.2%

CSX Corp. Senior Unsecured
04/15/41	5.500%	1,195,000	1,367,741
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	385,000	449,584
Total			1,817,325

Refining 0.1%

United Refining Co. Senior Secured
02/28/18	10.500%	1,259,000	1,183,460

Retailers 0.8%

Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	165,000	149,923
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	450,000	382,500
Limited Brands, Inc.
04/01/21	6.625%	1,580,000	1,591,850
QVC, Inc. (b)
Senior Secured
04/15/17	7.125%	20,000	21,150
10/01/19	7.500%	2,130,000	2,311,050
10/15/20	7.375%	305,000	330,162
Rite Aid Corp. (c)
06/15/17	9.500%	453,000	357,870
Senior Secured
08/15/20	8.000%	1,560,000	1,626,300

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%		$1,800,000	$1,755,000
Total				8,525,805
Sovereign 0.7%
Morgan Stanley Senior Unsecured (d)
10/22/20	11.500%	BRL	3,415,000	1,816,157
Uruguay Government International Bond (d)
04/05/27	4.250%	UYU	58,045,000	3,751,832
06/26/37	3.700%	UYU	19,500,000	1,085,352
Total				6,653,341
Supranational 0.4%
Asian Development Bank Senior Unsecured (d)
06/21/27	2.350%	JPY	120,000,000	1,707,766
European Investment Bank Senior Unsecured (d)
06/20/17	1.400%	JPY	189,000,000	2,560,971
International Finance Corp. Senior Unsecured (d)
02/28/13	7.500%	AUD	120,000	121,508
Total				4,390,245
Technology 1.6%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%		1,299,000	1,253,535
Amkor Technology, Inc. (b)(c)
Senior Unsecured
06/01/21	6.625%		1,893,000	1,751,025
CDW LLC/Finance Corp. (b)
04/01/19	8.500%		1,910,000	1,652,150
Senior Secured
12/15/18	8.000%		590,000	578,200
Cardtronics, Inc.
09/01/18	8.250%		1,143,000	1,188,720
CommScope, Inc. (b)
01/15/19	8.250%		329,000	320,775
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		510,000	507,450
First Data Corp.
09/24/15	9.875%		6,000	4,995
First Data Corp. (b)
01/15/21	12.625%		1,124,000	831,760
Senior Secured
06/15/19	7.375%		578,000	537,540
08/15/20	8.875%		1,305,000	1,226,700
First Data Corp. (c)
09/24/15	9.875%		1,040,000	871,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Freescale Semiconductor, Inc. Senior Secured (b)(d)
04/15/18	9.250%	$720,000	$739,800
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,639,375
NXP BV/Funding LLC Senior Secured (b)(d)
08/01/18	9.750%	1,610,000	1,650,250
iGate Corp. (b)
05/01/16	9.000%	1,418,000	1,332,920
Total			16,086,195
Transportation Services 0.5%
AE Escrow Corp. Senior Unsecured (b)(f)
03/15/20	9.750%	695,000	667,200
Aeropuertos Argentina 2000 SA Senior Secured (b)(d)
12/01/20	10.750%	485,000	499,389
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	446,000	441,540
01/15/19	8.250%	634,000	580,110
ERAC U.S.A. Finance LLC (b)
07/01/13	2.750%	330,000	336,395
10/01/20	5.250%	305,000	329,262
Hertz Corp. (The)
10/15/18	7.500%	1,035,000	988,425
Hertz Corp. (The) (c)
01/15/21	7.375%	872,000	796,790
Total			4,639,111
Wireless 1.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	1,500,000	1,597,500
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	3,581,000	3,594,429
Cricket Communications, Inc. (b)
Senior Notes
10/15/20	7.750%	751,000	645,860
MetroPCS Wireless, Inc.
09/01/18	7.875%	1,740,000	1,696,500
MetroPCS Wireless, Inc. (c)
11/15/20	6.625%	250,000	220,000
Nextel Communications, Inc.
08/01/15	7.375%	40,000	37,900
SBA Telecommunications, Inc.
08/15/19	8.250%	2,295,000	2,409,750
Sprint Capital Corp.
11/15/28	6.875%	1,574,000	1,176,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	$2,235,000	$2,078,550
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	780,000	784,390
VimpelCom Holdings BV (b)(d)
03/01/22	7.504%	1,500,000	1,207,500
Wind Acquisition Finance SA (b)(d)
Secured
07/15/17	11.750%	2,177,000	1,850,450
Senior Secured
02/15/18	7.250%	3,061,000	2,601,850
Total			19,901,244
Wirelines 3.5%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,940,000	3,481,789
08/15/41	5.550%	610,000	656,737
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	1,065,000	1,169,407
Cincinnati Bell, Inc.
10/15/17	8.250%	988,000	958,360
10/15/20	8.375%	1,445,000	1,343,850
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	1,500,000	1,552,746
06/01/36	7.995%	1,805,000	1,693,621
Frontier Communications Corp. Senior Unsecured (c)
04/15/20	8.500%	3,095,000	3,002,150
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	538,000	494,960
Level 3 Communications, Inc. Senior Unsecured (b)
02/01/19	11.875%	950,000	902,500
Level 3 Escrow, Inc. Senior Unsecured (b)
07/01/19	8.125%	1,008,000	890,820
Level 3 Financing, Inc.
02/15/17	8.750%	1,890,000	1,741,163
02/01/18	10.000%	986,000	946,560
Level 3 Financing, Inc. (b)
04/01/19	9.375%	560,000	520,800
PAETEC Holding Corp.
12/01/18	9.875%	1,845,000	1,932,637
Senior Secured
06/30/17	8.875%	1,808,000	1,898,400
Qtel International Finance Ltd. (b)(d)
02/16/21	4.750%	1,000,000	1,012,831
10/19/25	5.000%	1,100,000	1,137,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Qwest Corp. Senior Unsecured
06/15/23	7.500%	$170,000	$167,676
Telefonica Emisiones SAU (d)
04/27/15	3.729%	2,665,000	2,543,308
06/20/16	6.421%	415,000	425,475
tw telecom holdings, inc.
03/01/18	8.000%	1,133,000	1,178,320
Verizon Communications, Inc. Senior Unsecured (c)
04/01/16	3.000%	2,000,000	2,091,768
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,742,000	2,152,809
Windstream Corp.
09/01/18	8.125%	50,000	50,375
04/01/23	7.500%	1,949,000	1,817,442
Total			35,763,640
Total Corporate Bonds & Notes (Cost: $532,823,477)			$517,813,808

Residential Mortgage-Backed Securities - Agency 5.7%
Federal Home Loan Mortgage Corp. (e)(j)(k)
CMO IO Series 3122 Class IS
03/15/36	6.471%	6,056,588	1,031,851
CMO IO Series 3761 Class KS
06/15/40	5.771%	6,907,950	1,142,527
CMO IO Series 3852 Class SW
05/15/41	5.771%	8,528,356	1,654,967
Federal Home Loan Mortgage Corp. (f)(j)
10/01/41	4.000%	8,000,000	8,372,500
Federal Home Loan Mortgage Corp. (j)
10/01/26	8.000%	50,155	59,387
Federal National Mortgage Association (e)(j)(k)
CMO IO Series 2006-5 Class N2
02/25/35	2.062%	5,150,562	258,127
CMO IO Series 2010-135 Class MS
12/25/40	5.715%	4,260,081	834,068
Federal National Mortgage Association (f)(j)
10/01/41	5.000%	2,500,000	2,689,062
10/01/40	5.500%	2,000,000	2,170,312
Federal National Mortgage Association (j)
10/01/39- 05/01/41	4.000%	1,551,038	1,627,564
03/01/39- 01/01/41	4.500%	12,031,166	12,779,980
09/01/37- 05/01/40	5.000%	2,842,178	3,075,774
02/01/37- 08/01/38	6.000%	4,850,888	5,330,309
Federal National Mortgage Association (j)(l)
07/01/40	4.500%	1,899,936	2,032,437
04/01/40	5.000%	5,295,746	5,760,668

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/39	5.500%	$4,142,576	$4,518,903
11/01/36	6.500%	719,179	800,274
Government National Mortgage Association (e)(j)(k)
CMO IO Series 2010-108 Class PI
02/20/38	5.870%	8,285,511	1,313,349
Government National Mortgage Association (j)
04/15/40	4.500%	2,725,323	2,965,565
Government National Mortgage Association (j)(k)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	4,112,204	657,481
Total Residential Mortgage-Backed Securities - Agency (Cost: $57,583,582)			$59,075,105

Residential Mortgage-Backed Securities - Non-Agency 2.0%
BCAP LLC Trust (b)(e)(j)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.053%	780,000	599,394
BCAP LLC Trust (b)(j)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,145,000	1,129,498
Castle Peak Loan Trust (b)(j)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	1,364,803	1,364,803
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	1,647,295	1,641,529
Citigroup Mortgage Loan Trust, Inc. (b)(e)(j)
CMO Series 2009-3 Class 4A3
10/25/33	2.527%	2,635,000	2,012,086
CMO Series 2009-4 Class 9A2
03/25/36	4.636%	1,365,000	1,050,456
CMO Series 2010-6 Class 2A2
09/25/35	2.756%	515,000	383,366
CMO Series 2010-6 Class 3A2
07/25/36	2.734%	2,215,000	2,050,369
Credit Suisse Mortgage Capital Certificates (b)(e)(j)
CMO Series 2010-17R Class 1A2
06/26/36	2.492%	1,250,000	751,294
Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,717,392
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (j)
04/25/33	5.500%	1,898,374	1,936,045
JPMorgan Reremic CMO Series 2010-5 Class 1A6 (b)(e)(j)
04/26/37	4.500%	615,000	548,887
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(e)(j)
06/27/32	4.000%	1,583,462	1,595,693

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-18 Class 2A6 (j)
01/25/36	5.500%	$1,373,511	$1,372,655
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $20,566,061)			$20,153,467

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4 (e)(j)
01/12/45	5.471%	3,440,000	3,774,863
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (e)(j)
06/15/38	6.011%	2,000,000	2,135,706
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (b)(j)
07/10/44	3.527%	1,962,101	2,046,130
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (j)
07/10/39	4.751%	675,000	716,350
Greenwich Capital Commercial Funding Corp. (e)(j)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,936,000	2,048,491
Greenwich Capital Commercial Funding Corp. (j)
Series 2007-GG9 Class A4
03/10/39	5.444%	2,350,000	2,436,727
Morgan Stanley Capital I (e)(j)
Series 2005-IQ10 Class A4A
09/15/42	5.230%	500,000	544,427
Morgan Stanley Capital I (j)
Series 2005-HQ5 Class A4
01/14/42	5.168%	2,635,000	2,837,183
Series 2005-HQ6 Class A4A
08/13/42	4.989%	175,000	188,449
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(e)(j)
08/15/45	5.790%	7,050,000	7,688,779
Wachovia Bank Commercial Mortgage Trust (e)(j)
Series 2005-C20 Class A7
07/15/42	5.118%	1,800,000	1,957,900
Series 2005-C21 Class A4
10/15/44	5.205%	175,000	190,284
Series 2006-C27 Class A3
07/15/45	5.765%	1,875,000	2,046,981
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $27,628,503)			$28,612,270

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency —%
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (e)
09/25/34	4.865%		$269,312	$199,946
Total Asset-Backed Securities - Non-Agency (Cost: $269,312)				$199,946

Inflation-Indexed Bonds 2.8%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%		7,333,862	7,683,937
01/15/21	1.125%		5,163,850	5,634,244
02/15/41	2.125%		12,302,426	15,710,580
Total Inflation-Indexed Bonds (Cost: $25,860,719)				$29,028,761

U.S. Treasury Obligations 5.1%
U.S. Treasury (c)
04/15/13	1.750%		12,950,000	13,244,872
07/31/16	1.500%		10,000,000	10,268,800
02/15/20	3.625%		11,700,000	13,506,187
08/15/21	2.125%		1,900,000	1,933,554
08/15/40	3.875%		200,000	237,625
05/15/41	4.375%		10,389,000	13,421,341
Total U.S. Treasury Obligations (Cost: $48,845,076)				$52,612,379

Foreign Government Obligations(a) 23.6%
ARGENTINA 0.7%
Argentina Bonos (d)
Senior Unsecured
09/12/13	7.000%		385,000	368,786
10/03/15	7.000%		1,595,000	1,339,800
04/17/17	7.000%		660,000	528,000
Argentina Republic Government International Bond Senior Unsecured (d)(e)
12/15/35	0.000%		5,000,000	687,500
Argentine Republic Government International Bond Senior Unsecured (d)
12/31/33	8.280%		2,206,441	1,511,412
Provincia de Buenos Aires (b)(d)
Senior Unsecured
10/05/15	11.750%		730,000	627,626
01/26/21	10.875%		1,110,000	804,167
Provincia de Cordoba Senior Unsecured (b)(d)
08/17/17	12.375%		1,380,000	1,214,400
Total				7,081,691

AUSTRALIA 0.7%
Treasury Corp. of Victoria (d)
Local Government Guaranteed
11/15/16	5.750%	AUD	4,750,000	4,873,933

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
AUSTRALIA (CONTINUED)
06/15/20	6.000%	AUD	2,315,000	$2,434,095
Total				7,308,028
BRAZIL 1.4%
Banco Nacional de Desenvolvimento Economico e Social (b)(d)
07/12/20	5.500%		$150,000	154,875
Brazilian Government International Bond (b)(d)
Senior Unsecured
09/24/12	8.500%	EUR	50,000	70,973
Brazilian Government International Bond (d)
01/20/34	8.250%		4,835,000	6,793,175
Senior Unsecured
02/03/15	7.375%	EUR	60,000	89,581
01/05/22	12.500%	BRL	4,550,000	2,755,772
Petrobras International Finance Co. (d)
03/15/19	7.875%		3,135,000	3,636,600
01/27/21	5.375%		600,000	596,800
Total				14,097,776
BULGARIA –%
Bulgaria Government International Bond Senior Unsecured (b)(d)
01/15/15	8.250%		330,000	371,250
CANADA 0.8%
Canadian Government Bond (d)
06/01/18	4.250%	CAD	1,100,000	1,218,209
06/01/19	3.750%	CAD	6,600,000	7,138,254
06/01/23	8.000%	CAD	85,000	128,236
Total				8,484,699
CHILE 0.2%
Corp. Nacional del Cobre de Chile Senior Unsecured (b)(d)
01/15/19	7.500%		1,380,000	1,734,166
COLOMBIA 0.7%
Colombia Government International Bond Senior Unsecured (d)
05/21/24	8.125%		1,885,000	2,499,510
Ecopetrol SA Senior Unsecured (c)(d)
07/23/19	7.625%		1,900,000	2,213,500
Empresas Publicas de Medellin ESP Senior Unsecured (b)(d)
02/01/21	8.375%	COP	5,280,000,000	2,712,224
Total				7,425,234
CROATIA 0.1%
Croatia Government International Bond (b)(d)
Senior Unsecured
07/14/20	6.625%		605,000	570,213

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

CROATIA (CONTINUED)

03/24/21	6.375%		$500,000	$461,250
Total				1,031,463

DOMINICAN REPUBLIC 0.3%

Dominican Republic International Bond (b)(d)
Senior Unsecured
05/06/21	7.500%		1,075,000	1,040,866
04/20/27	8.625%		2,000,000	2,060,000
Total				3,100,866

EL SALVADOR 0.1%

El Salvador Government International Bond (b)(d)
02/01/41	7.625%		600,000	581,994

FINLAND 0.2%

Finland Government Bond Senior Unsecured (d)
07/04/15	4.250%	EUR	1,160,000	1,721,177

FRANCE 1.1%

France Government Bond OAT (d)
04/25/13	4.000%	EUR	2,360,000	3,311,838
04/25/19	4.250%	EUR	4,080,000	6,207,940
04/25/29	5.500%	EUR	1,160,000	1,999,051
Total				11,518,829

GERMANY 1.3%

Bundesrepublik Deutschland (d)
06/20/16	6.000%	EUR	245,000	401,009
07/04/17	4.250%	EUR	4,260,000	6,634,548
01/04/19	3.750%	EUR	3,755,000	5,795,436
Total				12,830,993

HONG KONG 0.1%

Mega Advance Investments Ltd. (b)(d)
05/12/21	5.000%		500,000	478,745

HUNGARY 0.1%

Hungary Government International Bond (c)(d)
Senior Unsecured
03/29/21	6.375%		600,000	579,000
Hungary Government International Bond (d)
Senior Unsecured
02/03/15	4.750%		80,000	78,400
03/29/41	7.625%		500,000	487,500
Total				1,144,900

INDONESIA 2.4%

Indonesia Government International Bond (b)(d)
Senior Unsecured
05/04/14	10.375%		310,000	361,925
04/20/15	7.250%		4,155,000	4,632,825
03/13/20	5.875%		5,630,000	6,080,400
Indonesia Treasury Bond (d)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

INDONESIA (CONTINUED)

Senior Unsecured
09/15/19	11.500%	IDR	8,500,000,000	$1,243,478
11/15/20	11.000%	IDR	3,000,000,000	436,913
07/15/22	10.250%	IDR	10,680,000,000	1,500,368
09/15/24	10.000%	IDR	9,000,000,000	1,259,257
09/15/25	11.000%	IDR	46,540,000,000	6,995,544
Majapahit Holding BV (b)(d)
08/07/19	8.000%		$1,000,000	1,120,000
06/29/37	7.875%		540,000	583,200
Total				24,213,910

IRELAND 0.1%

Ireland Government Bond Senior Unsubordinated Notes (d)
10/18/18	4.500%	EUR	990,000	1,120,264

ITALY 0.6%

Italy Buoni Poliennali Del Tesoro (d)
08/01/18	4.500%	EUR	4,640,000	5,926,940

JAPAN 0.1%

Japan Government 10-Year Bond (d)
Senior Unsecured
09/20/18	1.500%	JPY	80,000,000	1,100,387
12/20/18	1.400%	JPY	15,000,000	205,305
Total				1,305,692

KAZAKHSTAN 0.5%

KazMunayGas National Co. (b)(d)
Senior Unsecured
07/02/18	9.125%		3,275,000	3,684,375
04/09/21	6.375%		1,500,000	1,462,500
Total				5,146,875

LATVIA 0.1%

Republic of Latvia Senior Unsecured (b)(d)
06/16/21	5.250%		1,250,000	1,180,717

LITHUANIA 0.1%

Lithuania Government International Bond (b)(d)
03/09/21	6.125%		600,000	583,185
Senior Unsecured
09/14/17	5.125%		700,000	667,965
Total				1,251,150

MALAYSIA 0.1%

Penerbangan Malaysia Bhd (b)(d)
Government Guaranteed
03/15/16	5.625%		470,000	517,924
03/15/16	5.625%		135,000	149,324
Petronas Capital Ltd. (b)(d)
08/12/19	5.250%		75,000	81,910

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

MALAYSIA (CONTINUED)

08/12/19	5.250%		$600,000	$651,469
Total				1,400,627

MEXICO 2.4%

Mexican Bonos (d)
12/20/12	9.000%	MXN	23,000,000	1,743,658
12/15/16	7.250%	MXN	5,000,000	390,014
12/13/18	8.500%	MXN	36,635,000	3,030,597
Mexico Government International Bond (c)(d)
Senior Unsecured
01/15/20	5.125%		4,670,000	5,055,275
Mexico Government International Bond (d)
Senior Unsecured
09/15/16	11.375%		145,000	205,900
01/11/40	6.050%		3,530,000	3,988,900
Pemex Finance Ltd. (d)
Senior Unsecured
11/15/18	9.150%		310,000	384,734
Senior Unsecured (NPFGC)
08/15/17	10.610%		215,000	263,239
Pemex Project Funding Master Trust (b)(d)
06/02/41	6.500%		1,000,000	1,035,000
Pemex Project Funding Master Trust (c)(d)
01/21/21	5.500%		3,000,000	3,150,000
Pemex Project Funding Master Trust (d)
03/01/18	5.750%		5,420,000	5,867,150
Total				25,114,467

NEW ZEALAND 0.2%

New Zealand Government Bond Senior Unsecured (d)
05/15/21	6.000%	NZD	2,725,000	2,322,829

NORWAY 0.8%

Norway Government Bond (d)
05/19/17	4.250%	NOK	42,900,000	8,182,959

PERU 0.4%

Peruvian Government International Bond (b)(d)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	612,223
Peruvian Government International Bond (d)
Senior Unsecured
05/03/16	8.375%		1,710,000	2,086,200
07/21/25	7.350%		1,210,000	1,506,450
11/21/33	8.750%		205,000	290,792
Total				4,495,665

PHILIPPINES 1.0%

Philippine Government International Bond (d)
Senior Unsecured
03/17/15	8.875%		100,000	119,500
01/20/20	6.500%		4,400,000	5,060,000
01/15/21	4.000%		390,000	386,100
03/30/26	5.500%		1,675,000	1,752,468

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

PHILIPPINES (CONTINUED)

01/14/36	6.250%	PHP	46,000,000	$996,062
Power Sector Assets & Liabilities Management Corp. (b)(c)(d)
Government Guaranteed
12/02/24	7.390%		$610,000	700,624
Power Sector Assets & Liabilities Management Corp. (b)(d)
Government Guaranteed
05/27/19	7.250%		1,470,000	1,668,450
Total				10,683,204

POLAND 0.6%

Poland Government Bond (d)
10/24/15	6.250%	PLN	13,600,000	4,264,737
10/25/19	5.500%	PLN	4,280,000	1,266,563
Poland Government International Bond (d)
Senior Unsecured
07/15/19	6.375%		200,000	220,000
04/21/21	5.125%		500,000	497,500
Total				6,248,800

QATAR –%

Nakilat, Inc. Senior Secured (b)(d)
12/31/33	6.067%		180,000	194,400

RUSSIAN FEDERATION 1.7%

Gazprom OAO Via Gaz Capital SA (b)(d)
Senior Unsecured
04/11/18	8.146%		3,115,000	3,418,713
03/07/22	6.510%		1,460,000	1,430,800
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
04/29/15	3.625%		2,450,000	2,407,125
Russian Foreign Bond - Eurobond (b)(d)(e)
03/31/30	7.500%		5,964,175	6,713,454
Senior Unsecured
03/31/30	7.500%		817,425	918,524
Russian Foreign Bond - Eurobond (d)
Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,219,603
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(d)
11/22/25	6.800%		1,840,000	1,729,600
Total				17,837,819

SENEGAL 0.1%

Senegal Government International Bond Senior Unsecured (b)(d)
05/13/21	8.750%		500,000	488,750

SOUTH AFRICA 0.2%

South Africa Government International Bond (d)
Senior Unsecured
03/09/20	5.500%		1,180,000	1,290,625

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

SOUTH AFRICA (CONTINUED)

03/08/41	6.250%		$400,000	$450,500
Total				1,741,125

SUPRA-NATIONAL –%

European Investment Bank Senior Unsecured (d)
12/07/11	5.500%	GBP	210,000	330,154

SWEDEN 0.9%

Sweden Government Bond (d)
08/12/17	3.750%	SEK	49,765,000	8,119,673
12/01/20	5.000%	SEK	3,100,000	576,599
Total				8,696,272

TRINIDAD AND TOBAGO 0.2%

Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)(d)
08/14/19	9.750%		1,290,000	1,480,612

TURKEY 1.2%

Turkey Government International Bond (d)
01/14/41	6.000%		1,700,000	1,619,250
Senior Unsecured
09/26/16	7.000%		3,635,000	4,016,675
03/30/21	5.625%		3,050,000	3,118,625
02/05/25	7.375%		3,540,000	4,035,600
Total				12,790,150

UKRAINE 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)(d)
07/11/16	9.375%		600,000	577,068
Ukraine Government International Bond Senior Unsecured (b)(c)(d)
02/23/21	7.950%		440,000	404,060
Total				981,128

UNITED KINGDOM 0.7%

United Kingdom Gilt (d)
03/07/18	5.000%	GBP	1,740,000	3,259,203
03/07/25	5.000%	GBP	1,950,000	3,792,525
Total				7,051,728

URUGUAY 0.1%

Uruguay Government International Bond Senior Unsecured PIK (c)(d)
01/15/33	7.875%		935,000	1,174,360

VENEZUELA 1.2%

Petroleos de Venezuela SA (b)(d)
11/02/17	8.500%		7,035,000	4,625,512
Petroleos de Venezuela SA (d)
04/12/17	5.250%		4,660,000	2,621,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)

VENEZUELA (CONTINUED)

Venezuela Government International Bond (b)(d)
Senior Unsecured
08/23/22	12.750%	$1,510,000	$1,196,675
05/07/23	9.000%	6,436,000	3,990,320
Total			12,433,757
Total Foreign Government Obligations (Cost: $234,733,720)			$242,706,165

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%

Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(h)(m)
10/01/11	7.358%	350,000	203,000
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	30,000	33,985
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2011C
11/01/39	5.000%	1,505,000	1,634,189
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	650,000	804,369
State of Illinois Unlimited General Obligation Taxable Bonds Series 2011
03/01/19	5.877%	2,605,000	2,784,979

Total Municipal Bonds (Cost: $5,127,392)			$5,460,522

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.8%

Aerospace & Defense 0.1%

Huntington Ingalls Industries, Inc. Term Loan (e)(n)
03/30/16	2.750%	97,500	93,112
TASC, Inc. Tranche B Term Loan (e)(n)
12/18/15	4.500%	74,867	70,937

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Aerospace & Defense (continued)

TransDigm, Inc. 1st Lien Term Loan (e)(n)
02/14/17	4.000%	$423,875	$413,609
Total			577,658

Airlines 0.1%

Delta Air Lines, Inc. Term Loan (e)(n)
04/20/17	5.500%	299,250	281,669
U.S. Airways Group, Inc. Term Loan (e)(n)
03/21/14	2.739%	493,056	417,712
United Air Lines, Inc. Tranche B Term Loan (e)(n)
02/01/14	2.250%	270,998	256,996
Total			956,377

Automotive 0.1%

Allison Transmission, Inc. Term Loan (e)(n)
08/07/14	2.980%	314,985	296,382
Chrysler Group LLC Tranche B Term Loan (e)(n)
05/24/17	6.000%	199,500	173,424
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (e)(n)
04/30/14	1.940%	700,000	674,625
UCI International, Inc. Term Loan (e)(n)
07/26/17	5.500%	223,875	221,636
Total			1,366,067

Building Materials 0.1%

Armstrong World Industries, Inc. Tranche B1 Term Loan (e)(n)
03/10/18	4.000%	149,250	144,959
CPG International I, Inc. Term Loan (e)(n)
02/18/17	6.000%	347,375	330,006
Goodman Global, Inc. 1st Lien Term Loan (e)(n)
10/28/16	5.750%	349,062	344,483
Potters Holdings II LP (e)(n)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	275,000	264,000
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	75,000	72,750
Total			1,156,198

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals 0.3%

Ashland, Inc. Tranche B Term Loan (e)(n)
08/23/18	3.750%	$250,000	$247,813
Celanese U.S. Holdings LLC Term Loan (e)(n)
04/02/14	1.722%	425,000	403,750
Matrix Acquisition Corp. Tranche B Term Loan (e)(n)
04/12/14	2.239%	323,738	311,274
Momentive Specialty Chemicals, Inc. Tranche C4A Term Loan (e)(n)
05/05/13	2.563%	393,790	366,964
Norit Holding BV Term Loan (d)(e)(n)
07/10/17	7.500%	125,000	122,188
Omnova Solutions, Inc. Term Loan (e)(n)
05/31/17	5.750%	348,246	335,768
PQ Corp. 1st Lien Term Loan (e)(n)
07/30/14	3.506%	270,459	246,221
Rockwood Specialties Group, Inc. Term Loan (e)(n)
02/09/18	3.750%	199,000	197,933
Solutia, Inc. Tranche 1 Term Loan (e)(n)
08/01/17	3.500%	309,330	302,061
Styron SARL Term Loan (d)(e)(n)
08/02/17	6.000%	248,750	223,410
Univar, Inc. Tranche B Term Loan (e)(n)
06/30/17	5.000%	522,375	488,812
Total			3,246,194

Construction Machinery 0.1%

Douglas Dynamics LLC Term Loan (e)(n)
04/18/18	5.750%	323,375	308,823
NACCO Materials Handling Group, Inc. Term Loan (e)(n)
03/21/13	2.077%	165,346	159,559
Terex Corp. Term Loan (e)(n)
04/28/17	5.500%	275,000	269,569
Total			737,951

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services 0.1%

Instant Web, Inc. (e)(n)
Delayed Draw Term Loan
08/07/14	3.614%	$14,050	$12,645
Term Loan
08/07/14	3.614%	134,787	121,308
KAR Auction Services, Inc. Term Loan (e)(n)
05/19/17	5.000%	75,000	72,375
Live Nation Entertainment, Inc. Tranche B Term Loan (e)(n)
11/07/16	4.500%	223,304	215,953
Sabre, Inc. Term Loan (e)(n)
09/30/14	2.243%	318,780	266,752
ServiceMaster Co. (The) (e)(n)
Delayed Draw Term Loan
07/24/14	2.740%	31,534	29,396
Term Loan
07/24/14	2.744%	316,653	295,180
Total			1,013,609

Consumer Products 0.2%

Affinion Group, Inc. Tranche B Term Loan (e)(n)
10/09/16	5.000%	98,935	89,804
Amscan Holdings, Inc. Term Loan (e)(n)
12/02/17	6.750%	495,434	483,980
Jarden Corp. Tranche B Term Loan (e)(n)
03/31/18	3.239%	124,687	123,664
NBTY, Inc. Tranche B1 Term Loan (e)(n)
10/01/17	4.250%	497,500	481,107
Visant Corp. Tranche B Term Loan (e)(n)
12/22/16	5.250%	497,121	452,658
Total			1,631,213

Diversified Manufacturing 0.1%

Acosta, Inc. Tranche B Term Loan (e)(n)
03/01/18	4.750%	324,188	308,788
Generac Acquisition Corp. 1st Lien Term Loan (e)(n)
11/10/13	2.742%	300,000	289,032
IMG Worldwide, Inc. Tranche B Term Loan (e)(n)
06/16/16	5.500%	374,062	357,230
Tomkins LLC/Inc. Tranche B1 Term Loan (d)(e)(n)
09/21/16	4.250%	457,898	448,456
Total			1,403,506

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric 0.2%

Calpine Corp. (e)(n)
Term Loan
04/01/18	4.500%	$274,812	$258,134
04/01/18	4.500%	150,000	140,896
Covanta Energy Corp. (e)(n)
Letter of Credit
02/10/14	1.774%	33,840	32,339
Term Loan
02/10/14	1.750%	65,816	62,896
Equipower Resources Holdings LLC Tranche B Term Loan (e)(n)
01/26/18	5.750%	24,152	23,367
FirstLight Power Resources, Inc. 2nd Lien Term Loan (e)(n)
05/01/14	4.750%	375,000	340,125
GenOn Energy/Americas, Inc. Term Loan (e)(n)
09/20/17	6.000%	199,496	195,406
NRG Energy, Inc. Term Loan (e)(n)
07/01/18	4.000%	300,000	292,749
TPF Generation Holdings LLC (e)(n)
1st Lien Synthetic Letter of Credit
12/15/13	2.369%	145,529	136,745
1st Lien Term Loan
12/15/13	2.369%	261,401	245,622
Synthetic Revolving Term Loan
12/15/11	2.369%	45,620	42,867
Texas Competitive Electric Holdings Co. LLC Term Loan (e)(n)
10/10/14	3.726%	624,903	439,388
Total			2,210,534

Entertainment 0.1%

AMC Entertainment, Inc. Tranche B2 Term Loan (e)(n)
12/15/16	3.503%	322,434	305,990
Cedar Fair LP Tranche 1 Term Loan (e)(n)
12/15/17	4.000%	146,962	144,597
Regal Cinemas Corp. Term Loan (e)(n)
08/23/17	3.369%	149,250	144,773
Six Flags Theme Parks, Inc. Tranche B Term Loan (e)(n)
06/30/16	5.250%	150,000	147,813
Total			743,173

Environmental –%

EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (e)(n)
07/29/14	8.000%	437,647	421,235

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage 0.3%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (e)(n)
12/18/17	5.250%	$74,437	$71,534
Aramark Corp. (e)(n)
2nd Letter of Credit
07/26/16	0.089%	20,055	19,375
Tranche B Term Loan
07/26/16	3.619%	304,945	294,605
Dean Foods Co. Tranche B Term Loan (e)(n)
04/02/16	3.370%	522,362	494,212
Del Monte Foods Co. Term Loan (e)(n)
03/08/18	4.500%	400,000	371,000
Dole Food Co., Inc. Tranche B2 Term Loan (e)(n)
07/08/18	5.045%	153,619	151,027
Earthbound Holdings III LLC Term Loan (e)(n)
12/21/16	5.500%	397,000	385,340
JBS U.S.A. LLC Term Loan (e)(n)
05/25/18	4.250%	100,000	96,250
Pierre Foods, Inc. 1st Lien Term Loan (e)(n)
09/30/16	7.000%	347,686	338,667
Solvest, Ltd. Tranche C2 Term Loan (e)(n)
07/08/18	5.058%	285,292	280,479
U.S. Foodservice, Inc. Term Loan (e)(n)
07/03/14	2.738%	348,186	317,069
WM. Bolthouse Farms, Inc. 1st Lien Term Loan (e)(n)
02/11/16	5.503%	312,878	306,933
Windsor Quality Food Co., Ltd. Tranche B Term Loan (e)(n)
02/16/17	5.000%	387,800	373,742
Total			3,500,233

Gaming 0.2%

Affinity Gaming LLC Term Loan (e)(n)
12/31/15	10.000%	400,000	400,500
Ameristar Casinos, Inc. Tranche B Term Loan (e)(n)
04/16/18	4.000%	124,375	120,009

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (e)(n)
01/28/15	3.247%	$400,000	$332,252
Caesars Octavius LLC Tranche B Term Loan (e)(n)
04/25/17	9.250%	325,000	307,288
Isle of Capri Casinos, Inc. Term Loan (e)(n)
11/01/13	4.750%	124,375	121,544
Las Vegas Sands LLC (e)(n)
Tranche B Term Loan
05/23/14	1.740%	165,118	157,338
11/23/16	2.740%	154,679	143,701
Tranche I Delayed Draw Term Loan
05/23/14	1.740%	33,875	32,279
11/23/16	2.740%	19,442	18,062
ROC Finance LLC Tranche B Term Loan (e)(n)
08/19/17	8.500%	75,000	73,781
Twin River Worldwide Holdings, Inc. Term Loan (e)(n)
11/05/15	8.500%	136,111	134,580
Total			1,841,334

Health Care 0.5%

Alere, Inc. Tranche B Term Loan (e)(n)
06/30/17	4.500%	100,000	96,563
Community Health Systems, Inc. (e)(n)
Delayed Draw Term Loan
07/25/14	2.569%	39,993	37,333
Term Loan
07/25/14	2.569%	779,482	727,646
ConvaTec, Inc. Term Loan (e)(n)
12/22/16	5.750%	322,562	307,241
DaVita, Inc. Tranche B Term Loan (e)(n)
10/20/16	4.500%	322,562	318,127
Emdeon Business Services LLC 2nd Lien Term Loan (e)(n)
05/16/14	5.240%	325,000	321,750
HCA, Inc. Tranche A1 Term Loan (e)(n)
11/16/12	1.619%	364,344	359,826
Health Management Associates, Inc. Tranche B Term Loan (e)(n)
02/28/14	2.119%	197,790	185,730
Iasis Healthcare LLC Tranche B Term Loan (e)(n)
05/03/18	5.000%	497,500	464,665

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

Inventiv Health, Inc. Term Loan (e)(n)
08/04/16	6.500%	$199,000	$189,299
Lifepoint Hospitals, Inc. Tranche B-2 Term Loan (e)(n)
04/15/15	3.080%	500,000	485,000
MedAssets, Inc. Term Loan (e)(n)
11/16/16	5.250%	297,784	290,712
Onex Carestream Finance LP Term Loan (e)(n)
02/25/17	5.000%	373,107	312,063
Quintiles Transnational Corp. Tranche B Term Loan (e)(n)
06/08/18	5.000%	475,000	445,707
Res-Care, Inc. Tranche B Term Loan (e)(n)
12/22/16	7.250%	99,500	95,520
Select Medical Corp. Tranche B Term Loan (e)(n)
06/01/18	5.500%	125,000	113,125
Total			4,750,307

Independent Energy –%

MEG Energy Corp. Term Loan (d)(e)(n)
03/18/18	4.000%	75,000	73,353

Integrated Energy –%

Gibson Energy ULC Term Loan (d)(e)(n)
06/15/18	5.750%	124,688	121,882

Life Insurance –%

CNO Financial Group, Inc. Tranche B1 Term Loan (e)(n)
09/30/16	6.250%	267,611	264,667

Media Cable 0.2%
Bresnan Broadband Holdings LLC Tranche B Term Loan (e)(n)
12/14/17	4.500%	99,500	95,769
Cequel Communications LLC Term Loan (e)(n)
11/05/13	2.224%	322,468	309,478
Charter Communications Operating LLC Tranche B1 Term Loan (e)(n)
03/06/14	2.240%	24,266	23,910

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Cable (continued)

MCC Iowa LLC Tranche F Term Loan (e)(n)
10/23/17	4.500%	$323,367	$310,164
Mediacom Illinois LLC Tranche E Term Loan (e)(n)
10/23/17	4.500%	497,487	472,613
San Juan Cable LLC (e)(n)
2nd Lien Term Loan
06/09/18	10.000%	100,000	96,250
Tranche B 1st Lien Term Loan
06/09/17	6.000%	75,000	72,250
TWCC Holding Corp. Term Loan (e)(n)
02/11/17	4.250%	124,687	122,896
UPC Financing Partnership Tranche N Term Loan (d)(e)(n)
12/31/14	1.972%	750,000	707,625
WideOpenWest Finance LLC 1st Lien Term Loan (e)(n)
06/30/14	2.730%	248,405	230,601
Total			2,441,556

Media Non-Cable 0.4%

AMC Networks, Inc. Tranche B Term Loan (e)(n)
12/31/18	4.000%	100,000	97,000
Clear Channel Communications, Inc. Tranche B Term Loan (e)(n)
01/29/16	3.889%	489,207	341,374
Cumulus Media Holdings, Inc. (e)(n)
1st Lien Term Loan
09/16/18	5.750%	275,000	258,585
2nd Lien Term Loan
09/16/19	7.500%	350,000	329,875
Encompass Digital Media Tranche B Term Loan (e)(n)
02/28/16	7.750%	248,750	242,531
Getty Images, Inc. Term Loan (e)(n)
11/07/16	5.250%	73,552	72,863
Gray Television, Inc Tranche B Term Loan (e)(n)
12/31/14	3.730%	497,423	473,173
Hubbard Radio LLC lst Lien Term Loan (e)(n)
04/28/17	5.250%	150,000	144,000
NextMedia Operating, Inc. Term Loan (e)(n)
05/27/16	8.250%	498,109	485,657

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Postmedia Network, Inc. Tranche C Term Loan (d)(e)(n)
07/13/16	6.250%	$335,034	$326,869
Quad Graphics, Inc. Tranche B Term Loan (e)(n)
07/26/18	4.000%	350,000	335,563
Radio One, Inc. Term Loan (e)(n)
03/31/16	7.500%	399,000	381,759
Sinclair Television Group, Inc. Tranche B Term Loan (e)(n)
10/28/16	4.000%	199,939	196,690
Spanish Broadcasting System, Inc. 1st Lien Term Loan (e)(n)
06/10/12	1.990%	374,003	329,122
Univision Communications, Inc. 1st Lien Term Loan (e)(n)
03/31/17	4.489%	594,726	499,076
Total			4,514,137

Non-Captive Diversified –%

International Lease Finance Corp. Tranche 1 Term Loan (e)(n)
03/17/15	6.750%	175,000	174,038
iStar Financial, Inc. Tranche A2 Term Loan (e)(n)
06/30/14	7.000%	100,000	94,100
Total			268,138

Oil Field Services –%

Frac Tech Services Term Loan (e)(n)
05/06/16	6.250%	117,817	115,219

Other Financial Institutions 0.1%

Harland Clarke Holdings Corp. Tranche B Term Loan (e)(n)
06/30/14	2.758%	297,668	249,669
Springleaf Financial Funding Co. Term Loan (e)(n)
05/10/17	5.500%	125,000	108,000
Vantiv LLC Tranche B1 1st Lien Term Loan (e)(n)
11/03/16	4.500%	324,188	313,071
Total			670,740

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry –%

Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan (e)(n)
07/19/13	2.791%	$50,000	$48,125

Packaging 0.1%

BWay Holding Co. Tranche B Term Loan (e)(n)
02/23/18	4.500%	481,501	459,111
Berry Plastics Holding Corp. Tranche C Term Loan (e)(n)
04/03/15	2.229%	173,187	157,215
ICL Industrial Containers ULC Tranche C Term Loan (e)(n)
02/23/18	4.500%	42,749	40,762
Reynolds Group Holdings, Inc. (e)(n)
Tranche B Term Loan
02/09/18	6.500%	274,312	265,710
Tranche C Delayed Draw Term Loan
08/09/18	6.500%	200,000	193,778
Total			1,116,576

Paper –%

NewPage Corp. Debtor In Possession Term Loan (e)(n)(o)
TBD	TBD	150,000	149,062
Rock-Tenn Co. Tranche B Term Loan (e)(n)
05/28/18	3.500%	150,000	148,667
Total			297,729

Pharmaceuticals –%

Endo Pharmaceuticals Holdings, Inc. (e)(n)
Tranche A Term Loan
06/17/16	2.750%	123,828	121,264
Tranche B Term Loan
06/17/18	4.000%	100,580	100,041
Total			221,305

Property & Casualty 0.1%

Asurion LLC 2nd Lien Term Loan (e)(n)
05/24/19	9.000%	500,000	474,500

REITs –%

CB Richard Ellis Services, Inc. Tranche C Term Loan (e)(n)
03/04/18	3.489%	99,750	94,950

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 0.7%
Academy Ltd. Term Loan (e)(n)
08/03/18	6.000%	$175,000	$167,052
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (e)(n)(o)
TBD	TBD	175,000	169,094
Bass Pro Group LLC Term Loan (e)(n)
06/13/17	5.254%	324,188	311,288
Claire’s Stores, Inc. Tranche B Term Loan (e)(n)
05/29/14	2.991%	523,209	439,715
Dollar General Corp. Tranche B1 Term Loan (e)(n)
07/07/14	2.991%	325,000	321,782
General Nutrition Centers, Inc. Tranche B Term Loan (e)(n)
03/02/18	4.250%	650,000	630,961
J. Crew Group, Inc. Term Loan (e)(n)
03/07/18	4.750%	498,750	442,142
JRD Holdings, Inc. Term Loan (e)(n)
07/02/14	2.497%	500,000	483,750
Jo-Ann Stores, Inc. Term Loan (e)(n)
03/16/18	4.750%	423,938	391,964
Michaels Stores, Inc. (e)(n)
Tranche B1 Term Loan
10/31/13	2.552%	443,052	422,818
Tranche B2 Term Loan
07/31/16	4.802%	170,000	162,032
Neiman Marcus Group, Inc. (The) Term Loan (e)(n)
05/16/18	4.750%	500,000	461,390
Orchard Supply Hardware LLC Term Loan (e)(n)
12/21/13	5.000%	497,118	381,126
Pantry, Inc. (The) (e)(n)
Delayed Draw Term Loan
05/15/14	1.990%	36,510	34,776
Term Loan
05/15/14	1.990%	388,490	370,036
Pep Boys-Manny, Moe & Jack (The) Term Loan (e)(n)
10/27/13	2.330%	198,913	191,454
PetCo Animal Supplies, Inc. Term Loan (e)(n)
11/24/17	4.500%	495,000	467,404

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Rite Aid Corp. Tranche 2 Term Loan (e)(n)
06/04/14	1.983%	$485,958	$447,951
Sally Holdings LLC Tranche B Term Loan (e)(n)(o)
TBD	TBD	250,000	245,313
Toys ‘R’ Us-Delaware, Inc. Term Loan (e)(n)
09/01/16	6.000%	343,266	328,678
Total			6,870,726
Supermarkets 0.1%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (e)(n)
06/14/12	8.750%	275,000	273,853
Supervalu, Inc. Tranche B2 Term Loan (e)(n)
10/05/15	3.489%	397,995	372,579
Total			646,432
Technology 0.4%
Aeroflex, Inc. Tranche B Term Loan (e)(n)
05/09/18	4.250%	124,687	119,934
CPI International Acquistion, Inc. Tranche B Term Loan (e)(n)
02/13/17	5.000%	995,000	955,200
CommScope, Inc. Term Loan (e)(n)
01/14/18	5.000%	99,500	97,448
Dealer Computer Services, Inc. (e)(n)
Tranche A Term Loan
04/21/16	2.735%	23,021	21,640
Tranche B Term Loan
04/21/18	3.750%	74,813	73,129
Edwards (Cayman Islands II) Ltd. (d)(e)(n)
1st Lien Term Loan
05/31/16	5.500%	124,063	114,241
05/31/16	5.500%	198,997	183,243
Fidelity National Information Services, Inc. Tranche B Term Loan (e)(n)
07/18/16	5.250%	198,496	197,835
First Data Corp. Tranche B1 Term Loan (e)(n)
09/24/14	2.985%	422,367	366,141
Freescale Semiconductor, Inc. Term Loan (d)(e)(n)
12/01/16	4.472%	297,085	271,337
Infor Enterprise Solutions Holdings, Inc. (e)(n)
1st Lien Delayed Draw Term Loan
07/28/15	5.990%	111,474	101,879

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
1st Lien Term Loan
07/28/15	5.990%	$209,895	$191,829
Interactive Data Corp. Tranche B Term Loan (e)(n)
02/11/18	4.500%	199,500	190,688
Kasima LLC Term Loan (e)(n)
03/31/17	5.000%	149,625	143,640
NDS Finance Ltd. Tranche B Term Loan (e)(n)
03/12/18	4.000%	74,625	70,832
Novell, Inc. 1st Lien Term Loan (e)(n)
04/27/17	6.500%	75,000	72,000
Rovi Solutions Corp./Guides, Inc. (e)(n)
Tranche A Term Loan
02/07/16	2.870%	50,000	49,188
Tranche B Term Loan
02/07/18	4.000%	49,875	49,002
Sensata Technology BV/Finance Co. LLC Term Loan (e)(n)
05/12/18	4.000%	175,000	169,860
SunGard Data Systems, Inc. Tranche B Term Loan (e)(n)
02/28/16	3.892%	268,950	258,698
Syniverse Holdings, Inc. Term Loan (e)(n)
12/21/17	5.250%	74,625	73,319
Trans Union LLC Term Loan (e)(n)
02/10/18	4.750%	99,750	97,132
Verint Systems, Inc. Term Loan (e)(n)
10/27/17	4.500%	99,750	96,882
Total			3,965,097
Textile –%
Springs Window Fashions LLC Tranche B Term Loan (e)(n)
05/31/17	6.000%	125,000	121,250
Transportation Services 0.1%
Hertz Corp. (The) (e)(n)
Letter of Credit
03/11/18	3.750%	250,000	234,375
Tranche B Term Loan
03/11/18	3.750%	299,250	283,614
Total			517,989

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless 0.1%
MetroPCS Wireless, Inc. Tranche B3 Term Loan (e)(n)
03/19/18	4.000%	$348,812	$333,639
Ntelos, Inc. Tranche B Term Loan (e)(n)
08/07/15	4.000%	251,053	243,207
Total			576,846
Wirelines –%
Windstream Corp. Tranche B2 Term Loan (e)(n)
12/17/15	2.996%	422,848	413,863
Total Senior Loans (Cost: $51,731,543)			$49,390,669

Issuer		Shares	Value

Common Stocks —%
FINANCIALS –%
Real Estate Investment Trusts (REITs) –%
Fairlane Management Corp. (g)(h)(i)(p)		2,000	$—
TOTAL FINANCIALS			—
Total Common Stocks (Cost: $—)			$—

Warrants —%
CONSUMER DISCRETIONARY –%
Media –%
CMP Susquehanna Corp. (b)(h)(i)(p)		3,304	33
TOTAL CONSUMER DISCRETIONARY			33
Total Warrants (Cost: $33)			$33

Money Market Fund 2.6%
Columbia Short-Term Cash Fund, 0.125% (q)(r)		26,269,249	26,269,249
Total Money Market Fund (Cost: $26,269,249)			$26,269,249

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.2%
Asset-Backed Commercial Paper 0.2%
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	$1,999,517	$1,999,517
Certificates of Deposit 0.7%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	1,000,000	1,000,000
Lloyds Bank PLC
10/14/11	0.346%	2,500,000	2,500,000
Union Bank of Switzerland
11/28/11	0.350%	1,000,000	1,000,000
Total			7,499,040
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/03/11	0.430%	1,500,000	1,500,000
Repurchase Agreements 4.1%
Citibank NA dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,050 (s)
	0.120%	5,000,000	5,000,000
MF Global Holdings Ltd. dated 09/30/2011, matures 10/03/2011, repurchase price $15,000,275 (s)
	0.220%	$15,000,000	$15,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $10,000,133 (s)
	0.160%	3,000,000	3,000,000
Natixis Financial Products, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $10,000,075 (s)
	0.090%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Nomura Securities dated 09/30/2011, matures 10/03/2011, repurchase price $4,000,050 (s)
	0.150%	5,000,000	5,000,000
Royal Bank of Canada dated 09/30/2011, matures 10/03/2011, repurchase price $4,157,970 (s)
	0.080%	4,157,943	4,157,943
Total			42,157,943
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $53,156,500)			$53,156,500
Total Investments
(Cost: $1,084,595,167)(t)			$1,084,478,874(u)
Other Assets & Liabilities, Net			(55,733,374)
Net Assets			$1,028,745,500

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	252	35,941,500	January 2012	$1,885,683	$—
U.S. Treasury Note, 2-year	301	66,281,142	January 2012	—	(80,406)
U.S. Treasury Note, 5-year	60	7,349,063	December 2011	—	(12,277)
U.S. Treasury Note, 10-year	(1,327)	(172,634,406)	December 2011	—	(1,881,537)
U.S. Treasury Ultra Bond, 30-year	(61)	(9,676,125)	December 2011	—	(880,341)
Total				$1,885,683	$(2,854,561)

Credit Default Swap Contracts Outstanding at September 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470%	$400,000	$1,403	$(180)	$1,223	$—
Total							$1,223	$—

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	October 14, 2011	2,729,000	2,275,358	$196,415	$—
		(NZD)	(USD)
State Street Bank & Trust Company	October 19, 2011	8,105,000	8,046,233	314,666	—
		(CAD)	(USD)
Goldman, Sachs & Co.	October 19, 2011	9,710,000	13,211,039	203,576	—
		(EUR)	(USD)
Citigroup Global Markets Inc.	October 19, 2011	35,976,000	5,365,350	126,286	—
		(SEK)	(USD)
Barclays Bank PLC	October 19, 2011	5,368,040	3,393,000	—	(77,810)
		(USD)	(GBP)
Barclays Bank PLC	October 19, 2011	2,567,902	1,652,000	7,831	—
		(USD)	(GBP)
J.P. Morgan Securities, Inc.	October 19, 2011	13,353,966	76,036,000	—	(410,680)
		(USD)	(NOK)
Deutsche Bank	October 19, 2011	5,550,716	6,767,000	—	(397,509)
		(USD)	(NZD)
State Street Bank & Trust Company	October 25, 2011	2,796,000	3,781,646	36,313	—
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	October 25, 2011	15,081,000	197,189	1,604	—
		(JPY)	(USD)
Total				$886,691	$(885,999)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $258,364,032 or 25.11% of net assets.

(c)	At September 30, 2011, security was partially or fully on loan.
(d)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $322,730,018 or 31.37% of net assets.
(e)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Negligible market value.

(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $203,033, representing 0.02% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security	Acquisition dates	Cost
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 7.358%	10-04-04	$350,000
CMP Susquehanna Corp.
Warrants	03-26-09	33
Fairlane Management Corp.	09-23-02	—
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $33, which represents less than 0.01% of net assets.

(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)

At September 30, 2011, investments in securities included securities valued at $3,724,374 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2011, the value of these securities amounted to $203,000 or 0.02% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(r)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$230,901,102	$(204,631,853)	$—	$26,269,249	$21,252	$26,269,249

(s)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$2,228,972
Freddie Mac Gold Pool	2,871,028
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$860,524
Federal Farm Credit Bank	15,752
Federal Home Loan Banks	362,537
Federal Home Loan Mortgage Corp	476,407
Federal National Mortgage Association	746,409
Freddie Mac Gold Pool	17,344
Freddie Mac REMICS	1,302,367
Ginnie Mae I Pool	1,929,828
Ginnie Mae II Pool	1,152,985
Government National Mortgage Association	3,797,754
United States Treasury Note/Bond	4,638,247
Total Market Value of Collateral Securities	$15,300,154

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$29,509
Fannie Mae Pool	974,014
Fannie Mae REMICS	633,972
Fannie Mae Whole Loan	5,234
Federal Home Loan Bank of Chicago	6,226
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	32,792
Freddie Mac Gold Pool	538,233
Freddie Mac REMICS	827,311
Ginnie Mae II Pool	12,709
Total Market Value of Collateral Securities	$3,060,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$2,678,700
Fannie Mae Pool	5,323,050
Fannie Mae REMICS	4,374
Freddie Mac Gold Pool	1,558,063
Freddie Mac Non Gold Pool	71,364
Freddie Mac REMICS	40,663
Freddie Mac Strips	329,705
Government National Mortgage Association	194,157
Total Market Value of Collateral Securities	$10,200,076

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$4,182,918
Ginnie Mae II Pool	917,082
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$1,720,619
Freddie Mac Gold Pool	1,050,836
Freddie Mac Non Gold Pool	257,590
Freddie Mac REMICS	1,212,057
Total Market Value of Collateral Securities	$4,241,102

(t)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,084,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,217,000
Unrealized Depreciation	(31,333,000)
Net Unrealized Depreciation	$(116,000)

(u)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$38,707,590	$343,310	$39,050,900
All Other Industries	—	478,762,908	—	478,762,908
Residential Mortgage-Backed Securities - Agency	—	59,075,105	—	59,075,105
Residential Mortgage-Backed Securities - Non-Agency	—	14,202,796	5,950,671	20,153,467
Commercial Mortgage-Backed Securities - Non-Agency	—	28,612,270	—	28,612,270
Asset-Backed Securities - Non-Agency	—	199,946	—	199,946
Inflation-Indexed Bonds	—	29,028,761	—	29,028,761
U.S. Treasury Obligations	52,612,379	—	—	52,612,379
Foreign Government Obligations	—	242,706,165	—	242,706,165
Municipal Bonds	—	5,460,522	—	5,460,522
Total Bonds	52,612,379	896,756,063	6,293,981	955,662,423

Senior Loans
Aerospace & Defense	—	484,546	93,112	577,658
Building Materials	—	489,442	666,756	1,156,198
Chemicals	—	2,842,444	403,750	3,246,194
Construction Machinery	—	578,392	159,559	737,951
Media Non-Cable	—	4,271,606	242,531	4,514,137
Other Industry	—	—	48,125	48,125
Retailers	—	6,465,913	404,813	6,870,726
Technology	—	3,443,672	521,425	3,965,097
All Other Industries	—	28,274,583	—	28,274,583
Total Senior Loans	—	46,850,598	2,540,071	49,390,669

Equity Securities
Warrants
Consumer Discretionary	—	—	33	33
Total Equity Securities	—	—	33	33

Other
Affiliated Money Market Fund(c)	26,269,249	—	—	26,269,249
Investments of Cash Collateral Received for Securities on Loan	—	53,156,500	—	53,156,500
Total Other	26,269,249	53,156,500	—	79,425,749

Investments in Securities	78,881,628	996,763,161	8,834,085	1,084,478,874
Derivatives(d)
Assets
Futures Contracts	1,885,683	—	—	1,885,683
Forward Foreign Currency Exchange Contracts	—	886,691	—	886,691
Credit Default Swap Contracts	—	1,223	—	1,223
Liabilities
Futures Contracts	(2,854,561)	—	—	(2,854,561)
Forward Foreign Currency Exchange Contracts	—	(885,999)	—	(885,999)
Total	$77,912,750	$996,765,076	$8,834,085	$1,083,511,911

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds, Senior Loans and Residential Mortgage Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respected company, market multiplies derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities - Non-Agency	Senior Loans	Preferred Stocks	Warrants	Total
Balance as of December 31, 2010	$7,080	$—	$—	$29	$33	$7,142
Accrued discounts/premiums	2,402	7,527	1,576	—	—	11,505
Realized gain (loss)	1,922	1,540	58	28,881	—	32,401
Change in unrealized appreciation (depreciation)*	10,405	(172,370)	(83,550)	—	—	(245,515)
Sales	(72,964)	(1,004,379)	(8,791)	(28,910)	—	(1,115,044)
Purchases	394,465	7,118,353	2,581,362	—	—	10,094,180
Issuances	—	—	49,416	—	—	49,416
Settlements	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of September 30, 2011	$343,310	$5,950,671	$2,540,071	$—	$33	$8,834,085

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(249,793), which was comprised of Corporate Bonds & Notes of $6,127, Residential Mortgage-Backed Securities - Non-Agency of $(172,370), and Senior Loans of $(83,550).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 21, 2011